UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21913

DundeeWealth Funds
(Exact name of registrant as specified in charter)

1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Peter Moran DundeeWealth US, LP 1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Name and address of agent for service)

Registrant’s telephone number, including area code:		610-854-0900

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached herewith.

Semiannual Report

March 31, 2011

Dynamic Infrastructure Fund

Dynamic Contrarian Advantage Fund

Dynamic Discovery Fund

Dynamic Gold & Precious Metals Fund

Dynamic U.S. Growth Fund

Dynamic Energy Income Fund

Dynamic Canadian Value Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

11	Financial Statements

29	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Funds' shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Funds' current prospectus.

Shares of the Funds are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101

Dynamic Funds 2011 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2010 to March 31, 2011 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund, and Dynamic Energy Income Fund, and Dynamic Canadian Value Fund (each a "Fund", and collectively, the "Funds"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Funds' costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Funds had no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Expense Ratio(1)	Expenses Paid During the Period 10/01/10 to 3/31/11(2)
Dynamic Infrastructure Fund - Class I
Actual Fund Return	$1,000.00	$1,110.69	1.25%	$6.58
Hypothetical 5% Return	$1,000.00	$1,018.70	1.25%	$6.29
Dynamic Contrarian Advantage Fund - Class I
Actual Fund Return	$1,000.00	$1,146.85	1.15%	$6.16
Hypothetical 5% Return	$1,000.00	$1,019.20	1.15%	$5.79
Dynamic Discovery Fund - Class I
Actual Fund Return	$1,000.00	$1,165.01	1.25%	$6.75
Hypothetical 5% Return	$1,000.00	$1,018.70	1.25%	$6.29
Dynamic Gold & Precious Metals - Class I
Actual Fund Return	$1,000.00	$1,150.28	1.25%	$6.70
Hypothetical 5% Return	$1,000.00	$1,018.70	1.25%	$6.29
Dynamic U.S. Growth Fund - Class I
Actual Fund Return	$1,000.00	$1,320.71	0.95%	$5.50
Hypothetical 5% Return	$1,000.00	$1,020.19	0.95%	$4.78
Dynamic Energy Income Fund - Class I
Actual Fund Return	$1,000.00	$1,225.64	1.15%	$6.38
Hypothetical 5% Return	$1,000.00	$1,019.20	1.15%	$5.79
Dynamic Canadian Value Fund - Class I
Actual Fund Return	$1,000.00	$1,153.62	0.93%	$4.99
Hypothetical 5% Return	$1,000.00	$1,020.29	0.93%	$4.68

(1)  Annualized, based on the Funds' expenses for the period.

(2)  Expenses are equal to the Funds' annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

Dynamic Funds 2011 Semiannual Report

Schedule of Investments

Dynamic Infrastructure Fund

March 31, 2011 (Unaudited)

	Number of Shares/Units	Market Value
COMMON STOCKS - 93.5%
Australia - 3.8%
Transurban Group †	6,329	$35,182
Austria - 1.0%
Andritz AG †	100	9,324
Bermuda - 1.9%
Brookfield Infrastructure Partners LP	800	17,776
Canada †† - 25.3%
Algonquin Power & Utilities Corp. (a) †	5,100	27,144
Brookfield Renewable Power Fund (a) †	600	14,661
Canadian National Railway Co. †	100	7,545
Enbridge, Inc. †	677	41,493
Genivar, Inc. (a) †	600	19,247
Innergex Renewable Energy, Inc. †	2,460	24,257
Northland Power, Inc. †	1,110	18,250
Provident Energy, Ltd. †	2,418	22,521
SNC-Lavalin Group, Inc. †	50	2,849
The Churchill Corp., Class A* †	487	10,072
TransCanada Corp. †	776	31,464
Viterra, Inc. †	1,100	13,343
		232,846
France - 9.6%
Aeroports de Paris †	350	32,241
GDF Suez †	300	12,241
Vinci SA †	700	43,732
		88,214
Italy - 8.1%
Atlantia SpA †	1,360	31,182
Terna - Rete Elettrica Nazionale SpA †	9,000	43,121
		74,303
Luxembourg - 2.9%
SES SA †	1,050	27,041
Switzerland - 3.7%
ABB, Ltd.* †	1,400	33,706
United Kingdom - 7.9%
National Grid plc †	3,344	31,942
Severn Trent plc †	600	14,079
United Utilities Group plc †	2,800	26,597
		72,618
United States - 29.3%
American Tower Corp., Class A*	650	33,683
Caterpillar, Inc.	150	16,703
ITC Holdings Corp.	600	41,940
Kinder Morgan, Inc.*	619	18,347
Norfolk Southern Corp.	500	34,635

	Number of Shares	Market Value
United States (continued)
Northeast Utilities	1,000	$34,600
Southern Co.	500	19,055
The Williams Cos., Inc.	1,300	40,534
Wisconsin Energy Corp.	1,000	30,500
		269,997
Total Common Stocks (Cost $710,486)		861,007
	Principal Amount
SHORT-TERM INVESTMENTS - 5.8%
PNC Bank Money Market Account, 0.05%**, due 4/01/11	$53,735	53,735
Total Short-Term Investments (Cost $53,735)		53,735
Total Investments - 99.3% (Cost $764,221)***		914,742
Forward Foreign Exchange Contracts - (0.3)% (Unrealized depreciation)		(2,641)
Other Assets Less Liabilities - 1.0%		9,366
NET ASSETS - 100.0%		$921,467

Forward Foreign Exchange Contracts as of 3/31/11 were as follows:

Long Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation
CAD	75,000	USD	76,774	4/28/11	$538
EUR	19,000	USD	26,958	4/28/11	(45)
Total Unrealized Appreciation/Depreciation					$493
Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation
USD	110,167	CAD	108,231	4/28/11	$(1,401)
USD	154,807	EUR	110,600	4/28/11	(1,854)
USD	35,402	GBP	22,000	4/28/11	121
Total Unrealized Appreciation/Depreciation					$(3,134)

†  Fair valued security. The aggregate value of fair valued securities is $573,234 comprising 62.21% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

††  Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.

(a)  Denoted in units.

CAD  Canadian Dollar

EUR  Euro

GBP  British Pound

USD  United States Dollar

*  Non-income producing security.

**  Current yield as of March 31, 2011.

***  Aggregate tax cost is $764,221 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$153,418
Gross unrealized depreciation	(2,897)
Net unrealized appreciation	$150,521

Dynamic Funds 2011 Semiannual Report

Schedule of Investments
(Continued)

Dynamic Infrastructure Fund

March 31, 2011 (Unaudited)

Sector Allocation (Unaudited)	% of Net Assets
Utilities	38.7%
Industrials	30.0
Energy	16.8
Telecommunication Services	3.7
Consumer Discretionary	2.9
Consumer Staples	1.4
Cash and other	6.5
100.0%

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Schedule of Investments

Dynamic Contrarian Advantage Fund

March 31, 2011 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 87.6%
Canada †† - 17.5%
Baytex Energy Corp. †	805	$47,071
Brookfield Asset Management Inc., Class A †	1,000	32,501
Franco-Nevada Corp. †	460	16,887
Vermilion Energy, Inc. †	700	36,484
		132,943
Ireland - 5.0%
Accenture plc, Class A	685	37,655
Israel - 4.0%
Israel Chemicals, Ltd. †	830	13,641
Mizrahi Tefahot Bank, Ltd. †	1,445	16,300
		29,941
Italy - 4.8%
Davide Campari - Milano SpA †	5,330	36,089
Sweden - 4.7%
Atlas Copco AB, Class A †	1,340	35,624
Switzerland - 14.3%
Gategroup Holding AG* †	410	21,563
Sika AG †	16	38,522
Sulzer AG †	220	33,157
The Swatch Group AG †	35	15,468
		108,710
United States - 37.3%
Comcast Corp., Class A	1,385	34,237
Emerson Electric Co.	640	37,395
International Business Machines Corp.	200	32,614
International Flavors & Fragrances, Inc.	280	17,444
National Oilwell Varco, Inc.	490	38,842
Norfolk Southern Corp.	230	15,932
Occidental Petroleum Corp.	340	35,527
Oracle Corp.	1,165	38,876
Philip Morris International, Inc.	238	15,620
The Goldman Sachs Group, Inc.	100	15,847
		282,334
Total Common Stocks (Cost $547,854)		663,296

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 11.4%
PNC Bank Money Market Account, 0.05%**, due 4/01/11	$86,140	$86,140
Total Short-Term Investments (Cost $86,140)		86,140
Total Investments - 99.0% (Cost $633,994)***		749,436
Forward Foreign Exchange Contracts - (0.1)% (Unrealized depreciation)		(619)
Other Assets Less Liabilities - 1.1%		8,719
NET ASSETS - 100.0%		$757,536

Forward Foreign Exchange Contracts as of 3/31/11 were as follows:

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation
USD	22,472	CHF	20,600	4/28/11	$40
USD	10,352	EUR	7,400	4/28/11	(130)
USD	15,594	ILS	55,500	4/28/11	(335)
USD	17,874	SEK	114,200	4/28/11	(194)
Total Unrealized Depreciation					$(619)

†  Fair valued security. The aggregate value of fair valued securities is $343,307 comprising 45.32% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

††  Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.

CHF  Swiss Franc

EUR  Euro

ILS  Israeli New Sheqel

SEK  Swedish Krona

USD  United States Dollar

*  Non-income producing security.

**  Current yield as of March 31, 2011.

***  Aggregate tax cost is $633,994 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$117,144
Gross unrealized depreciation	(1,702)
Net unrealized appreciation	$115,442
Sector Allocation (Unaudited)	% of Net Assets
Energy	20.9%
Industrials	19.0
Information Technology	14.4
Materials	11.4
Financial	8.5
Consumer Staples	6.8
Consumer Discretionary	6.6
Cash and other	12.4
100.0%

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Schedule of Investments

Dynamic Discovery Fund

March 31, 2011 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 90.3%
Austria - 2.2%
Andritz AG †	335	$31,234
Bermuda - 2.0%
Lazard, Ltd., Class A	700	29,106
Canada †† - 21.1%
Baytex Energy Corp. †	500	29,237
Brookfield Asset Management Inc., Class A †	1,875	60,940
Central Fund of Canada, Ltd., Class A	1,320	29,528
Franco-Nevada Corp. †	1,215	44,602
Legacy Oil + Gas, Inc.* †	4,505	68,446
Vermilion Energy, Inc. †	1,300	67,755
		300,508
France - 5.1%
JC Decaux SA* †	1,255	42,196
Vallourec SA †	265	29,746
		71,942
Germany - 3.7%
Wincor Nixdorf AG †	655	53,003
Ireland - 4.8%
Accenture plc, Class A	1,255	68,987
Israel - 10.5%
Frutarom Industries, Ltd. †	4,820	51,202
NICE Systems, Ltd.* †	1,495	55,215
Strauss Group, Ltd. †	2,615	42,687
		149,104
Japan - 3.0%
Toyota Industries Corp. †	1,410	42,258
Switzerland - 8.3%
Schweiter Technologies AG †	100	74,081
Tamedia AG †	355	44,879
		118,960
United Kingdom - 4.6%
The Weir Group plc †	2,350	65,261
United States - 25.0%
Dresser-Rand Group, Inc.*	1,400	75,068
EMC Corp.*	2,500	66,375
Globe Specialty Metals, Inc.	3,420	77,839
Occidental Petroleum Corp.	650	67,918
Oracle Corp.	2,065	68,909
		356,109
Total Common Stocks (Cost $1,068,355)		1,286,472

	Number of Shares	Market Value
WARRANTS - 0.1%
Canada - 0.1%
Kinross Gold Corp., Expire 9/03/13*	1,050	$1,549
Total Warrants (Cost $4,292)		1,549
	Principal Amount
SHORT-TERM INVESTMENTS - 9.0%
PNC Bank Money Market Account, 0.05%**, due 4/01/11	$128,372	128,372
Total Short-Term Investments (Cost $128,372)		128,372
Total Investments - 99.4% (Cost $1,201,019)***		1,416,393
Forward Foreign Exchange Contracts - (0.1)% (Unrealized depreciation)		(2,039)
Other Assets Less Liabilities - 0.7%		10,670
NET ASSETS - 100.0%		$1,425,024

Forward Foreign Exchange Contracts as of 3/31/11 were as follows:

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation
USD	610	CAD	600	4/28/11	$(8)
USD	36,545	CHF	33,500	4/28/11	67
USD	53,300	EUR	38,100	4/28/11	(668)
USD	25,738	GBP	16,000	4/28/11	79
USD	70,242	ILS	250,000	4/28/11	(1,509)
Total Unrealized Depreciation					$(2,039)

†  Fair valued security. The aggregate value of fair valued securities is $802,742 comprising 56.33% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

††  Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

ILS  Israeli New Sheqel

USD  United States Dollar

*  Non-income producing security.

**  Current yield as of March 31, 2011.

***  Aggregate tax cost is $1,201,085 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$225,524
Gross unrealized depreciation	(10,216)
Net unrealized appreciation	$215,308

Dynamic Funds 2011 Semiannual Report

Schedule of Investments
(Continued)

Dynamic Discovery Fund

March 31, 2011 (Unaudited)

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	21.9%
Energy	21.6
Industrials	14.1
Materials	12.3
Consumer Discretionary	9.1
Financial	8.4
Consumer Staples	3.0
Cash and other	9.6
100.0%

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Schedule of Investments

Dynamic Gold and Precious Metals Fund

March 31, 2011 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 97.7%
Australia - 18.0%
Ampella Mining, Ltd.* †	711,583	$2,206,497
Azumah Resources, Ltd.* †	750,000	454,920
Beadell Resources, Ltd.* †	86,000	75,476
Drake Resources, Ltd.* †	20,000	9,797
Gryphon Minerals, Ltd.* †	704,506	1,453,004
Intrepid Mines, Ltd.* †	70,000	150,902
Papillon Resources, Ltd.* †	1,577,786	1,288,134
Perseus Mining, Ltd.* †	1,430,000	4,571,209
		10,209,939
Bermuda - 0.7%
Continental Gold, Ltd.* †	40,300	362,887
Canada †† - 74.1%
Agnico-Eagle Mines, Ltd.	30,000	1,990,500
Alamos Gold, Inc. †	170,000	2,689,840
Alexander Nubia International, Inc.* †	175,000	38,809
ATAC Resources, Ltd.* †	150,000	1,083,032
Augusta Resource Corp.* †	43,000	217,772
Aurizon Mines, Ltd.* †	390,000	2,743,476
B2Gold Corp.* †	300,000	922,125
Barrick Gold Corp.	40,000	2,076,400
Bearing Resources, Ltd.* † ‡	2,500	799
Claude Resources, Inc.* †	37,000	91,594
Condor Resources, Inc.* †	160,000	70,964
Confederation Minerals, Ltd.* †	100,000	92,831
Crescent Resources Corp., Private Placement Unit* † ‡	116,500	39,414
Dalradian Resources, Inc.* †	60,000	141,723
Duran Ventures, Inc.* †	350,000	115,523
Eldorado Gold Corp.	85,000	1,382,100
Expedition Mining, Inc.* †	10,000	3,404
Goldcorp, Inc.	40,000	1,992,000
Keegan Resources, Inc.* †	280,000	2,440,433
Kinross Gold Corp., New York	153,664	2,420,208
Kinross Gold Corp., Toronto †	21,336	336,270
Lake Shore Gold Corp.* †	215,000	907,014
Levon Resources, Ltd.* †	20,000	37,133
Magellan Minerals, Ltd.* †	310,500	413,146
Malbex Resources, Inc.* †	400,000	239,299
Northern Superior Resources, Inc.* †	600,000	488,912
Osisko Mining Corp.* †	282,120	4,062,295
Pacific Ridge Exploration, Ltd.* †	10,000	3,971
Peregrine Diamonds, Ltd.* †	240,000	534,709
PMI Gold Corp.* †	28,750	21,055
Premier Gold Mines, Ltd.* †	330,000	2,447,344
Premium Exploration, Inc.* †	800,000	602,372
Renaissance Gold, Inc.* †	10,000	19,185
Reunion Gold Corp.* †	52,000	126,044
Richfield Ventures Corp.* †	360,000	2,784,941
Riverstone Resources, Inc.* †	75,000	55,699
Ryan Gold Corp.* †	25,000	52,089
Sabina Gold & Silver Corp.* †	500,000	3,011,862
San Gold Corp.* †	850,000	2,244,456
Silver Quest Resources, Ltd.* †	21,800	14,841
Smash Minerals Corp.* †	24,000	19,804

	Number of Shares	Market Value
Canada (continued)
Strategic Metals, Ltd.* †	276,600	$898,700
Strategic Metals, Ltd. Private Placement* † ‡	42,000	136,462
Taku Gold Corp.* †	1,800,000	631,253
Unigold, Inc.* †	111,500	16,676
Volta Resources, Inc.* †	639,000	1,291,841
		41,950,320
Guernsey - 0.4%
Mariana Resources, Ltd.* †	400,000	218,243
United States - 4.5%
Allied Nevada Gold Corp.* †	72,100	2,562,729
Total Common Stocks (Cost $49,094,903)		55,304,118
WARRANTS - 0.0%
Canada - 0.0%
Kinross Gold Corp., Class D, Expire 9/17/14*	1,320	3,676
Total Warrants (Cost $6,291)		3,676
	Principal Amount
SHORT-TERM INVESTMENTS - 6.1%
PNC Bank Money Market Account, 0.05%**, due 4/01/11	$3,455,878	3,455,878
Total Short-Term Investments (Cost $3,455,878)		3,455,878
Total Investments - 103.8% (Cost $52,557,072)***		58,763,672
Liabilities in Excess of Other Assets - (3.8)%		(2,156,809)
NET ASSETS - 100.0%		$56,606,863

†  Fair valued security. The aggregate value of fair valued securities is $45,442,910 comprising 80.28% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

††  Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.

‡  Illiquid security.

*  Non-income producing security.

**  Current yield as of March 31, 2011.

***  Aggregate tax cost is $52,557,082 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$8,261,273
Gross unrealized depreciation	(2,054,683)
Net unrealized appreciation	$6,206,590
Sector Allocation (Unaudited)	% of Net Assets
Materials	97.7%
Energy	0.0
Cash and other	2.3
100.0%

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Schedule of Investments

Dynamic U.S. Growth Fund

March 31, 2011 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 32.2%
BJ's Restaurants, Inc.*	36,000	$1,415,880
Chipotle Mexican Grill, Inc.*	7,300	1,988,301
Fossil, Inc.*	20,200	1,891,730
Netflix, Inc.*	8,300	1,969,839
priceline.com, Inc.*	5,400	2,734,776
Starbucks Corp.	51,000	1,884,450
Under Armour, Inc., Class A*	30,500	2,075,525
Wynn Resorts, Ltd.	15,500	1,972,375
		15,932,876
Consumer Staples - 7.5%
Green Mountain Coffee Roasters, Inc.*	26,200	1,692,782
Whole Foods Market, Inc.	30,400	2,003,360
		3,696,142
Health Care - 10.7%
Alexion Pharmaceuticals, Inc.*	25,100	2,476,868
Endo Pharmaceuticals Holdings, Inc.*	21,000	801,360
Illumina, Inc.*	21,400	1,499,498
Jazz Pharmaceuticals, Inc.*	15,200	484,120
		5,261,846
Information Technology - 48.5%
Acme Packet, Inc.*	33,600	2,384,256
Apple, Inc.*	4,000	1,393,800
Aruba Networks, Inc.*	69,400	2,348,496
BroadSoft, Inc.*	35,800	1,707,302
CommVault Systems, Inc.*	39,600	1,579,248
EMC Corp.*	89,600	2,378,880
Fortinet, Inc.*	47,300	2,081,200
Informatica Corp.*	48,500	2,533,155
Juniper Networks, Inc.*	57,500	2,419,600
Riverbed Technology, Inc.*	55,600	2,093,340
Salesforce.com, Inc.*	11,600	1,549,528
TIBCO Software, Inc.*	56,200	1,531,450
		24,000,255
Total Common Stocks (Cost $42,336,415)		48,891,119
	Principal Amount
SHORT-TERM INVESTMENTS - 6.1%
PNC Bank Money Market Account, 0.05%**, due 4/01/11	$3,032,643	3,032,643
Total Short-Term Investments (Cost $3,032,643)		3,032,643
Total Investments - 105.0% (Cost $45,369,058)***		51,923,762
Liabilities in Excess of Other Assets - (5.0)%		(2,472,444)
NET ASSETS - 100.0%		$49,451,318

*  Non-income producing security.

**  Current yield as of March 31, 2011.

***  Aggregate tax cost is $45,601,772 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$6,714,344
Gross unrealized depreciation	(392,354)
Net unrealized appreciation	$6,321,990
Sector Allocation (Unaudited)	% of Net Assets
Information Technology	48.5%
Consumer Discretionary	32.2
Health Care	10.7
Consumer Staples	7.5
Cash and other	1.1
100.0%

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Schedule of Investments

Dynamic Energy Income Fund

March 31, 2011 (Unaudited)

	Number of Shares/Units	Market Value
COMMON STOCKS - 91.3%
Canada †† - 78.5%
Algonquin Power & Utilities Corp. (a) †	55,800	$296,986
ARC Resources, Ltd. †	19,000	516,400
Baytex Energy Corp. †	18,442	1,078,367
Black Diamond Group, Ltd. (a) †	23,800	633,357
Bonavista Energy Corp. (a) †	14,314	442,929
Crescent Point Energy Corp. †	21,405	1,038,788
Daylight Energy, Ltd. †	77,800	907,600
Enerplus Corp. †	34,399	1,089,627
Freehold Royalties, Ltd. (a) †	40,300	945,668
Husky Energy, Inc. †	25,300	768,786
Keyera Corp. (a) †	25,735	1,043,734
NAL Energy Corp. †	75,947	1,036,389
Northland Power, Inc. †	16,800	276,217
Pembina Pipeline Corp. (a) †	37,900	896,778
Pengrowth Energy Corp. †	88,717	1,227,122
PHX Energy Services Corp. †	57	716
Provident Energy Trust †	75,399	702,272
Veresen, Inc. †	53,500	768,700
Vermilion Energy, Inc. †	16,923	882,021
Zargon Oil & Gas, Ltd. †	32,843	798,463
		15,350,920
Netherlands - 4.7%
Royal Dutch Shell plc, ADR Class B	12,700	930,148
United States - 8.1%
Kinder Morgan, Inc.*	19,255	570,718
Linn Energy LLC (a)	26,000	1,012,180
		1,582,898
Total Common Stocks (Cost $16,003,801)		17,863,966
	Principal Amount
SHORT-TERM INVESTMENTS - 11.2%
PNC Bank Money Market Account, 0.05%**, due 4/01/11	$2,188,251	2,188,251
Total Short-Term Investments (Cost $2,188,251)		2,188,251
Total Investments - 102.5% (Cost $18,192,052)***		20,052,217
Forward Foreign Exchange Contracts - (0.9)% (Unrealized depreciation)		(178,673)
Liabilities in Excess of Other Assets - (1.6)%		(309,413)
NET ASSETS - 100.0%		$19,564,131

Forward Foreign Exchange Contracts as of 3/31/11 were as follows:

Long Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation
CAD	811,000	USD	830,449	4/28/11	$5,550
CAD	632,807	USD	643,000	4/28/11	9,313
Total Unrealized Appreciation					$14,863
Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation
USD	14,555,744	CAD	14,300,000	4/28/11	$(185,059)
USD	1,820,007	CAD	1,773,807	4/28/11	(8,477)
Total Unrealized Depreciation					$(193,536)

†  Fair valued security. The aggregate value of fair valued securities is $15,350,920 comprising 78.46% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

††  Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.

(a)  Denoted in units.

ADR  American Depositary Receipt.

CAD  Canadian Dollar

USD  United States Dollar

*  Non-income producing security.

**  Current yield as of March 31, 2011.

***  Aggregate tax cost is $18,205,604 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,867,390
Gross unrealized depreciation	(20,777)
Net unrealized appreciation	$1,846,613
Sector Allocation (Unaudited)	% of Net Assets
Energy	85.1%
Industrials	3.3
Utilities	2.9
Cash and other	8.7
100.0%

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Schedule of Investments

Dynamic Canadian Value Fund

March 31, 2011 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 95.6%
Canada †† - 80.5%
Bank of Montreal †	1,100	$71,458
Barrick Gold Corp. †	1,000	51,975
Canadian National Railway Co. †	900	67,906
Canadian Natural Resources, Ltd. †	1,400	69,227
Canadian Oil Sands, Ltd. †	2,432	81,953
Eldorado Gold Corp. †	3,000	48,922
Encana Corp. †	2,500	86,462
Erdene Resource Development Corp.* †	29,000	43,672
HudBay Minerals, Inc. †	3,600	58,632
Kinross Gold Corp. †	1,100	17,337
Magna International, Inc. †	1,600	76,708
Manulife Financial Corp. †	2,500	44,301
Osisko Mining Corp.* †	6,800	97,914
Potash Corp of Saskatchewan, Inc. †	1,200	70,787
Progress Energy Resources Corp. †	4,700	67,676
Quadra FNX Mining, Ltd.* †	5,300	73,856
Research In Motion, Ltd.* †	1,450	82,005
Rogers Communications, Inc., Class B †	1,400	50,888
Royal Bank of Canada †	1,100	68,065
Southern Pacific Resource Corp.* †	33,900	59,093
Tahoe Resources, Inc.* †	3,400	68,737
The Toronto-Dominion Bank †	800	70,799
		1,428,373
United States - 15.1%
Arch Coal, Inc.	1,800	64,872
Bank of America Corp.	5,200	69,316
Halliburton Co.	1,500	74,760
Kraft Foods, Inc., Class A	1,400	43,904
Newmont Mining Corp.	300	16,374
		269,226
Total Common Stocks (Cost $1,533,367)		1,697,599
	Principal Amount
SHORT-TERM INVESTMENTS - 3.9%
PNC Bank Money Market Account, 0.05%**, due 4/01/11	$69,305	69,305
Total Short-Term Investments (Cost $69,305)		69,305
Total Investments - 99.5% (Cost $1,602,672)***		1,766,904
Other Assets Less Liabilities - 0.5%		8,086
NET ASSETS - 100.0%		$1,774,990

†  Fair valued security. The aggregate value of fair valued securities is $1,428,373 comprising 80.47% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

††  Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.

*  Non-income producing security.

**  Current yield as of March 31, 2011.

***  Aggregate tax cost is $1,602,672 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$187,104
Gross unrealized depreciation	(22,872)
Net unrealized appreciation	$164,232
Sector Allocation (Unaudited)	% of Net Assets
Materials	30.9%
Energy	28.4
Financial	18.2
Information Technology	4.6
Consumer Discretionary	4.3
Industrials	3.8
Telecommunication Services	2.9
Consumer Staples	2.5
Cash and other	4.4
100.0%

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Statement of Assets and Liabilities

March 31, 2011 (Unaudited)

	Dynamic Infrastructure Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund
Assets:
Investments, at market value (cost $764,221, $633,994, and $1,201,019, respectively) (Note 2 and Note 3)	$914,742	$749,436	$1,416,393
Foreign currency, at value (cost $33)	33	-	-
Receivable from investments sold	-	-	17,087
Unrealized appreciation on forward foreign exchange contracts	659	40	146
Receivable from investment adviser (Note 4)	7,492	7,562	7,350
Dividends and interest receivable	1,666	1,063	2,307
Other prepaid expenses	8,001	7,981	8,028
Other assets	2,059	2,747	2,738
Total assets	934,652	768,829	1,454,049
Liabilities:
Payable for investments purchased	-	-	16,870
Administration and accounting fees payable (Note 5)	4,859	4,559	4,753
Chief Compliance Officer fees payable (Note 4)	20	17	32
Custodian fees payable (Note 5)	2,197	2,995	2,391
Transfer agent fees payable (Note 5)	1,690	1,787	1,685
Trustees' fees payable (Note 4)	53	169	66
Printing fees payable	1,066	1,107	1,043
Unrealized depreciation on forward foreign exchange contracts	3,300	659	2,185
Total liabilities	13,185	11,293	29,025
Net Assets	$921,467	$757,536	$1,425,024
Net Assets consist of:
Paid-in capital	$756,519	$604,669	$1,139,287
Accumulated net investment income	12,249	6,311	6,564
Accumulated net realized gain on investments, options written, and foreign currency transactions	4,809	31,672	65,896
Net unrealized appreciation on investments	150,521	115,442	215,374
Net unrealized depreciation on foreign currency translations	(2,631)	(558)	(2,097)
Net Assets	$921,467	$757,536	$1,425,024
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	73,233	60,698	99,350
Net asset value, offering, and redemption price per share* (Note 2)	$12.58	$12.48	$14.34

*Shares of all the Funds redeemed within 90 days of purchase are charged a 2% redemption fee.

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Statement of Assets and Liabilities
(Continued)

March 31, 2011 (Unaudited)

	Dynamic Gold & Precious Metals Fund	Dynamic U.S. Growth Fund	Dynamic Energy Income Fund	Dynamic Canadian Value Fund
Assets:
Investments, at market value (cost $52,557,072, $45,369,058, $18,192,052, and $1,602,672, respectively) (Note 2 and Note 3)	$58,763,672	$51,923,762	$20,052,217	$1,766,904
Foreign currency, at value (cost $14)	-	-	14	-
Receivable from investments sold	428,147	778,518	-	3,092
Receivable from Fund shares sold	146,761	1,377,003	299,500	10,000
Unrealized appreciation on forward foreign exchange contracts	-	-	14,863	-
Receivable from investment adviser (Note 4)	-	-	-	7,106
Dividends and interest receivable	1,674	22	59,884	2,105
Prepaid offering expenses	-	-	-	4,150
Other prepaid expenses	14,946	11,752	10,010	11,387
Total assets	59,355,200	54,091,057	20,436,488	1,804,744
Liabilities:
Payable for Fund shares redeemed	1,199,334	1,144,668	36,145	-
Payable for investments purchased	1,487,116	3,458,012	626,630	16,249
Investment advisory fees payable (Note 4)	32,779	16,583	4,793	-
Administration and accounting fees payable (Note 5)	12,775	9,868	6,733	6,321
Chief Compliance Officer fees payable (Note 4)	1,220	1,013	395	38
Custodian fees payable (Note 5)	3,627	1,335	596	1,735
Transfer agent fees payable (Note 5)	1,489	810	1,620	3,746
Trustees' fees payable (Note 4)	3,691	2,120	722	85
Unrealized depreciation on forward foreign exchange contracts	-	-	193,536	-
Other accrued expenses	6,306	5,330	1,187	1,580
Total liabilities	2,748,337	4,639,739	872,357	29,754
Net Assets	$56,606,863	$49,451,318	$19,564,131	$1,774,990
Net Assets consist of:
Paid-in capital	$49,956,178	$41,445,560	$17,910,506	$1,614,418
Accumulated net investment income (loss)	(393,647)	(125,841)	61,720	(1,870)
Accumulated net realized gain (loss) on investments and foreign currency transactions	837,081	1,576,895	(89,413)	(1,812)
Net unrealized appreciation on investments	6,206,600	6,554,704	1,860,165	164,232
Net unrealized appreciation/depreciation on foreign currency translations	651	-	(178,847)	22
Net Assets	$56,606,863	$49,451,318	$19,564,131	$1,774,990
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	2,277,506	2,317,154	1,307,689	154,809
Net asset value, offering, and redemption price per share* (Note 2)	$24.85	$21.34	$14.96	$11.47

*Shares of all the Funds redeemed within 90 days of purchase are charged a 2% redemption fee.

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Statement of Operations

For the Six Months Ended March 31, 2011 (Unaudited)

	Dynamic Infrastructure Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund
Investment Income:
Dividends (net of foreign withholding taxes of $1,187, $452, and $646, respectively)	$11,979	$7,064	$6,181
Interest	20	28	36
Total investment income	11,999	7,092	6,217
Expenses:
Investment advisory fees (Note 4)	4,006	3,045	5,187
Administration and accounting fees (Note 5)	19,419	18,495	19,003
Audit fees	6,237	6,238	6,231
Chief Compliance Officer fees (Note 4)	152	130	192
Custodian fees (Note 5)	2,706	3,019	3,152
Legal fees	506	445	595
Printing fees	1,453	1,452	1,429
Registration and filing fees	5,707	5,700	5,709
Transfer agent fees (Note 5)	10,304	10,447	10,329
Trustees' fees and expenses (Note 4)	138	245	163
Other	3,149	2,567	2,995
Subtotal	53,777	51,783	54,985
Fees waived and reimbursed by Adviser (Note 4)	(48,505)	(47,664)	(48,159)
Net expenses	5,272	4,119	6,826
Net Investment Income	6,727	2,973	(609)
Realized and Unrealized Gain (Loss) on Investments, Options Written, and Foreign Currency:
Net realized gain on investments	38,355	57,220	88,611
Net realized loss on options written	-	(6,893)	(6,842)
Net realized loss on foreign currency	(26,420)	(11,084)	(15,807)
Net realized gain on investments, options written, and foreign currency transactions	11,935	39,243	65,962
Net change in unrealized appreciation/depreciation:
on investments	64,450	53,775	90,281
on options written	-	(2,129)	(2,090)
on foreign currency translations	5,342	4,567	5,019
Net change in unrealized appreciation/depreciation on investments, options written, and foreign currency translations	69,792	56,213	93,210
Net Realized and Unrealized Gain (Loss) on Investments, Options Written, and Foreign Currency	81,727	95,456	159,172
Net Increase in Net Assets Resulting from Operations	$88,454	$98,429	$158,563

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Statement of Operations
(Continued)

For the Six Months Ended March 31, 2011 (Unaudited)

	Dynamic Gold & Precious Metals Fund	Dynamic U.S. Growth Fund	Dynamic Energy Income Fund	Dynamic Canadian Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $4,234, $0, $33,952, and $1,145, respectively)	$27,114	$11,415	$202,293	$8,304
Interest	760	403	309	19
Total investment income	27,874	11,818	202,602	8,323
Expenses:
Investment advisory fees (Note 4)	212,428	108,679	40,718	4,634
Administration and accounting fees (Note 5)	45,114	29,665	22,737	18,822
Audit fees	7,028	6,851	6,555	2,380
Chief Compliance Officer fees (Note 4)	7,655	4,705	1,359	184
Custodian fees (Note 5)	9,384	5,815	2,904	2,805
Legal fees	21,671	13,161	3,544	546
Offering costs (Note 2)	-	-	-	4,127
Printing fees	5,994	4,376	2,283	1,502
Registration and filing fees	7,357	7,372	6,932	9,048
Transfer agent fees (Note 5)	12,596	11,230	10,597	13,525
Trustees' fees and expenses (Note 4)	6,938	3,353	1,041	152
Other	7,529	3,989	2,679	2,259
Subtotal	343,694	199,196	101,349	59,984
Fees waived and reimbursed by Adviser (Note 4)	(64,183)	(61,537)	(52,059)	(46,414)
Fees waived by Fund's service provider (Note 5)	-	-	-	(8,500)
Net expenses	279,511	137,659	49,290	5,070
Net Investment Income (Loss)	(251,637)	(125,841)	153,312	3,253
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investments	914,683	1,728,394	240,304	4,598
Net realized loss on foreign currency	(77,603)	-	(316,807)	(6,410)
Net realized gain (loss) on investments and foreign currency transactions	837,080	1,728,394	(76,503)	(1,812)
Net change in unrealized appreciation/depreciation:
on investments	4,479,649	5,266,326	1,690,628	164,232
on foreign currency translations	812	-	(182,503)	22
Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	4,480,461	5,266,326	1,508,125	164,254
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	5,317,541	6,994,720	1,431,622	162,442
Net Increase in Net Assets Resulting from Operations	$5,065,904	$6,868,879	$1,584,934	$165,695

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Statement of Changes in Net Assets

Dynamic Infrastructure Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment income	$6,727	$9,276
Net realized gain on investments and foreign currency transactions	11,935	106,730
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	69,792	(29,547)
Net Increase in Net Assets Resulting from Operations	88,454	86,459
Distributions to Shareholders from:
Net investment income	(13,951)	(15,481)
Net realized capital gains	(82,873)	(64,241)
Total distributions to shareholders	(96,824)	(79,722)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	107,840	-
Shares issued as reinvestment of distributions	96,824	79,722
Net increase in net assets from shares of beneficial interest	204,664	79,722
Net increase in net assets	196,294	86,459
Net Assets:
Beginning of period	725,173	638,714
End of period	$921,467	$725,173
Accumulated net investment income	$12,249	$19,473
Shares of Beneficial Interest Transactions (Class I):
Shares sold	8,353	-
Shares issued as reinvestment of distributions	8,241	6,638
Net increase in shares outstanding	16,594	6,638

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Statement of Changes in Net Assets

Dynamic Contrarian Advantage Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment income	$2,973	$7,804
Net realized gain on investments, options written, future contracts, and foreign currency transactions	39,243	64,406
Net change in unrealized appreciation/depreciation on investments, options written, and foreign currency translations	56,213	(14,228)
Net Increase in Net Assets Resulting from Operations	98,429	57,982
Distributions to Shareholders from:
Net investment income	(16,758)	(22,861)
Net realized capital gains	(56,637)	(20,935)
Total distributions to shareholders	(73,395)	(43,796)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	50,841	121,072
Shares issued as reinvestment of distributions	73,395	43,796
Shares redeemed	(93,551)	(63,018)
Net increase in net assets from shares of beneficial interest transactions	30,685	101,850
Redemption fees	1	-
Net increase in net assets	55,720	116,036
Net Assets:
Beginning of period	701,816	585,780
End of period	$757,536	$701,816
Accumulated net investment income	$6,311	$20,096
Shares of Beneficial Interest Transactions (Class I):
Shares sold	3,869	9,797
Shares issued as reinvestment of distributions	6,142	3,610
Shares redeemed	(7,716)	(5,005)
Net increase in shares outstanding	2,295	8,402

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Statement of Changes in Net Assets

Dynamic Discovery Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment income (loss)	$(609)	$445
Net realized gain on investments, options written, future contracts, and foreign currency transactions	65,962	62,184
Net change in unrealized appreciation on investments, options written, and foreign currency translations	93,210	18,673
Net Increase in Net Assets Resulting from Operations	158,563	81,302
Distributions to Shareholders from:
Net investment income	(10,170)	(13,475)
Net realized capital gains	(42,512)	(22,333)
Total distributions to shareholders	(52,682)	(35,808)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	423,584	165,000
Shares issued as reinvestment of distributions	52,682	35,808
Shares redeemed	(9,920)	-
Net increase in net assets from shares of beneficial interest	466,346	200,808
Net increase in net assets	572,227	246,302
Net Assets:
Beginning of period	852,797	606,495
End of period	$1,425,024	$852,797
Accumulated net investment income	$6,564	$17,343
Shares of Beneficial Interest Transactions (Class I):
Shares sold	30,687	12,712
Shares issued as reinvestment of distributions	3,790	2,874
Shares redeemed	(714)	-
Net increase in shares outstanding	33,763	15,586

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Statement of Changes in Net Assets

Dynamic Gold & Precious Metals Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment loss	$(251,637)	$(31,431)
Net realized gain on investments, gold bullion, and foreign currency transactions	837,080	242,296
Net change in unrealized appreciation on investments and foreign currency translations	4,480,461	1,562,348
Net Increase in Net Assets Resulting from Operations	5,065,904	1,773,213
Distributions to Shareholders from:
Net investment income	(81,427)	(26,761)
Net realized capital gains	(259,280)	(6,297)
Total distributions to shareholders	(340,707)	(33,058)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	50,792,616	18,927,651
Shares issued as reinvestment of distributions	339,225	33,058
Shares redeemed	(18,986,826)	(1,691,398)
Net increase in net assets from shares of beneficial interest	32,145,015	17,269,311
Redemption fees	65,019	4,700
Net increase in net assets	36,935,231	19,014,166
Net Assets:
Beginning of period	19,671,632	657,466
End of period	$56,606,863	$19,671,632
Accumulated net investment loss	$(393,647)	$(60,583)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	2,171,655	942,652
Shares issued as reinvestment of distributions	13,869	2,249
Shares redeemed	(812,449)	(90,471)
Net increase in shares outstanding	1,373,075	854,430

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Statement of Changes in Net Assets

Dynamic U.S. Growth Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment loss	$(125,841)	$(20,739)
Net realized gain on investments	1,728,394	233,796
Net change in unrealized appreciation on investments	5,266,326	1,190,155
Net Increase in Net Assets Resulting from Operations	6,868,879	1,403,212
Distributions to Shareholders from:
Net investment income	-	(11,678)
Net realized capital gains	(328,667)	(69,859)
Total distributions to shareholders	(328,667)	(81,537)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	43,580,314	9,052,099
Shares issued as reinvestment of distributions	328,379	81,537
Shares redeemed	(11,354,179)	(753,182)
Net increase in net assets from shares of beneficial interest	32,554,514	8,380,454
Redemption fees	37,997	462
Net increase in net assets	39,132,723	9,702,591
Net Assets:
Beginning of period	10,318,595	616,004
End of period	$49,451,318	$10,318,595
Accumulated net investment loss	$(125,841)	$-
Shares of Beneficial Interest Transactions (Class I):
Shares sold	2,238,732	629,772
Shares issued as reinvestment of distributions	17,458	6,410
Shares redeemed	(569,616)	(55,603)
Net increase in shares outstanding	1,686,574	580,579

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Statement of Changes in Net Assets

Dynamic Energy Income Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment income	$153,312	$75,540
Net realized loss on investments and foreign currency transactions	(76,503)	(3,600)
Net change in unrealized appreciation on investments and foreign currency translations	1,508,125	127,978
Net Increase in Net Assets Resulting from Operations	1,584,934	199,918
Distributions to Shareholders from:
Net investment income	(103,722)	(102,275)
Net realized capital gains	(14,999)	(5,862)
Total distributions to shareholders	(118,721)	(108,137)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	16,727,539	2,581,187
Shares issued as reinvestment of distributions	115,861	102,117
Shares redeemed	(1,492,981)	(582,867)
Net increase in net assets from shares of beneficial interest	15,350,419	2,100,437
Redemption fees	429	14
Net increase in net assets	16,817,061	2,192,232
Net Assets:
Beginning of period	2,747,070	554,838
End of period	$19,564,131	$2,747,070
Accumulated net investment income	$61,720	$12,130
Shares of Beneficial Interest Transactions (Class I):
Shares sold	1,183,239	212,407
Shares issued as reinvestment of distributions	8,086	8,503
Shares redeemed	(105,315)	(49,232)
Net increase in shares outstanding	1,086,010	171,678

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Statement of Changes in Net Assets

Dynamic Canadian Value Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Period Ended September 30, 2010*
Operations:
Net investment income	$3,253	$-
Net realized loss on investments and foreign currency transactions	(1,812)	-
Net change in unrealized appreciation on investments and foreign currency translations	164,254	-
Net Increase in Net Assets Resulting from Operations	165,695	-
Distributions to Shareholders from:
Net investment income	(5,123)	-
Total distributions to shareholders	(5,123)	-
Shares of Beneficial Interest Transactions (Class I):
Shares sold	1,309,403	300,000
Shares issued as reinvestment of distributions	5,123	-
Shares redeemed	(108)	-
Net increase in net assets from shares of beneficial interest	1,314,418	300,000
Net increase in net assets	1,474,990	300,000
Net Assets:
Beginning of period	300,000	-
End of period	$1,774,990	$300,000
Accumulated net investment loss	$(1,870)	$-
Shares of Beneficial Interest Transactions (Class I):
Shares sold	124,346	30,000
Shares issued as reinvestment of distributions	473	-
Shares redeemed	(10)	-
Net increase in shares outstanding	124,809	30,000

*The Fund commenced investment operations on September 30, 2010.

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Financial Highlights

Dynamic Infrastructure Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/11 (Unaudited) Class I		For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(4) Class I
Net asset value, beginning of period	$12.80		$12.77	$10.00
Income from Investment Operations:
Net investment income (1)	0.10		0.17	0.11
Net realized and unrealized gain on investments, options written, and foreign currency transactions	1.21		1.45	2.66
Total from investment operations	1.31		1.62	2.77
Less Distributions:
Dividends from net investment income	(0.22)		(0.31)	-
Distributions from realized capital gains	(1.31)		(1.28)	-
Total distributions	(1.53)		(1.59)	-
Net asset value, end of period	$12.58		$12.80	$12.77
Total return	11.07	%(2)	13.54%	27.70	%(2)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$921		$725	$639
Operating expenses:
Before expense reimbursement/waiver	12.75	%(3)	20.26%	31.45	%(3)
After expense reimbursement/waiver	1.25	%(3)	1.25%	1.25	%(3)
Net investment income:
After expense reimbursement/waiver	1.60	%(3)	1.37%	1.92	%(3)
Portfolio turnover rate	35.88	%(2)	136.31%	60.18	%(2)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Non-annualized.

(3)  Annualized.

(4)  The Fund commenced investment operations on March 31, 2009.

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Financial Highlights

Dynamic Contrarian Advantage Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/11 (Unaudited) Class I		For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(5) Class I
Net asset value, beginning of period	$12.02		$11.72	$10.00
Income from Investment Operations:
Net investment income (1)	0.05		0.14	0.09
Net realized and unrealized gain on investments, options written, future contracts, and foreign currency transactions	1.66		0.91	1.63
Total from investment operations	1.71		1.05	1.72
Less Distributions:
Dividends from net investment income	(0.29)		(0.39)	-
Distributions from realized capital gains	(0.96)		(0.36)	-
Total distributions	(1.25)		(0.75)	-
Redemption fees added to paid-in capital (1)	0.00	(2)	-	-
Net asset value, end of period	$12.48		$12.02	$11.72
Total return	14.69	%(3)	8.95%	17.20	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$758		$702	$586
Operating expenses:
Before expense reimbursement/waiver	14.46	%(4)	19.97%	34.14	%(4)
After expense reimbursement/waiver	1.15	%(4)	1.15%	1.15	%(4)
Net investment income:
After expense reimbursement/waiver	0.83	%(4)	1.15%	1.67	%(4)
Portfolio turnover rate	75.63	%(3)	105.20%	69.40	%(3)

(2)  Calculated based on the average number of shares outstanding during the period.

(2)  Amount represent less than $0.005 per share.

(3)  Non-annualized.

(4)  Annualized.

(5)  The Fund commenced investment operations on March 31, 2009.

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Financial Highlights

Dynamic Discovery Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/11 (Unaudited) Class I		For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(4) Class I
Net asset value, beginning of period	$13.00		$12.13	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.01	0.03
Net realized and unrealized gain on investments, options written, futures contracts, and foreign currency transactions	2.13		1.58	2.10
Total from investment operations	2.12		1.59	2.13
Less Distributions:
Dividends from net investment income	(0.15)		(0.27)	-
Distributions from realized capital gains	(0.63)		(0.45)	-
Total distributions	(0.78)		(0.72)	-
Net asset value, end of period	$14.34		$13.00	$12.13
Total return	16.50	%(2)	13.33%	21.30	%(2)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$1,425		$853	$606
Operating expenses:
Before expense reimbursement/waiver	10.07	%(3)	20.48%	33.78	%(3)
After expense reimbursement/waiver	1.25	%(3)	1.25%	1.25	%(3)
Net investment income (loss):
After expense reimbursement/waiver	(0.11	)%(3)	0.07%	0.59	%(3)
Portfolio turnover rate	62.41	%(2)	74.75%	69.79	%(2)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Non-annualized.

(3)  Annualized.

(4)  The Fund commenced investment operations on March 31, 2009.

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Financial Highlights

Dynamic Gold & Precious Metals Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/11 (Unaudited) Class I		For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(4) Class I
Net asset value, beginning of period	$21.75		$13.15	$10.00
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.13)		(0.21)	(0.07)
Net realized and unrealized gain on investments, gold bullion, and foreign currency transactions	3.37		9.45	3.22
Total from investment operations	3.24		9.24	3.15
Less Distributions:
Dividends from net investment income	(0.04)		(0.54)	-
Distributions from realized capital gains	(0.13)		(0.13)	-
Total distributions	(0.17)		(0.67)	-
Redemption fees added to paid-in capital (1)	0.03		0.03	-
Net asset value, end of period	$24.85		$21.75	$13.15
Total return	15.03	%(2)	72.84%	31.50	%(2)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$56,607		$19,672	$657
Operating expenses:
Before expense reimbursement/waiver	1.54	%(3)	6.33%	31.36	%(3)
After expense reimbursement/waiver	1.25	%(3)	1.25%	1.25	%(3)
Net investment loss:
After expense reimbursement/waiver	(1.13	)%(3)	(1.15)%	(1.16	)%(3)
Portfolio turnover rate	15.42	%(2)	35.60%	5.43	%(2)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Non-annualized.

(3)  Annualized.

(4)  The Fund commenced investment operations on March 31, 2009.

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Financial Highlights

Dynamic U.S. Growth Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/11 (Unaudited) Class I		For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(5) Class I
Net asset value, beginning of period	$16.36		$12.32	$10.00
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.08)		(0.13)	(0.05)
Net realized and unrealized gain on investments	5.27		5.80	2.37
Total from investment operations	5.19		5.67	2.32
Less Distributions:
Dividends from net investment income	-		(0.23)	-
Distributions from realized capital gains	(0.24)		(1.40)	-
Total distributions	(0.24)		(1.63)	-
Redemption fees added to paid-in capital (1)	0.03		0.00 (4)	-
Net asset value, end of period	$21.34		$16.36	$12.32
Total return	32.07	%(2)	49.82%	23.20	%(2)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$49,451		$10,319	$616
Operating expenses:
Before expense reimbursement/waiver	1.37	%(3)	6.14%	30.21	%(3)
After expense reimbursement/waiver	0.95	%(3)	0.95%	0.95	%(3)
Net investment loss:
After expense reimbursement/waiver	(0.87	)%(3)	(0.90)%	(0.83	)%(3)
Portfolio turnover rate	140.03	%(2)	244.38%	205.10	%(2)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Non-annualized.

(3)  Annualized.

(4)  Amount represent less than $0.005 per share.

(5)  The Fund commenced investment operations on March 31, 2009.

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Financial Highlights

Dynamic Energy Income Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/11 (Unaudited) Class I		For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(5) Class I
Net asset value, beginning of period	$12.39		$11.10	$10.00
Income from Investment Operations:
Net investment income (1)	0.25		0.58	0.09
Net realized and unrealized gain on investments and foreign currency transactions	2.53		1.68	1.01
Total from investment operations	2.78		2.26	1.10
Less Distributions:
Dividends from net investment income	(0.18)		(0.87)	-
Distributions from realized capital gains	(0.03)		(0.10)	-
Total distributions	(0.21)		(0.97)	-
Redemption fees added to paid-in capital (1)	0.00	(2)	0.00 (2)	-
Net asset value, end of period	$14.96		$12.39	$11.10
Total return	22.56	%(3)	20.94%	11.00	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$19,564		$2,747	$555
Operating expenses:
Before expense reimbursement/waiver	2.36	%(4)	10.43%	49.80	%(4)
After expense reimbursement/waiver	1.15	%(4)	1.15%	1.15	%(4)
Net investment income:
After expense reimbursement/waiver	3.58	%(4)	4.82%	6.54	%(4)
Portfolio turnover rate	29.40	%(3)	59.98%	20.50	%(3)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Amount represent less than $0.005 per share.

(3)  Non-annualized.

(4)  Annualized.

(5)  The Fund commenced investment operations on August 14, 2009.

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Financial Highlights

Dynamic Canadian Value Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/11 (Unaudited) Class I		For the Period Ended 9/30/10(4) Class I
Net asset value, beginning of period	$10.00		$10.00
Income from Investment Operations:
Net investment income (1)	0.03		-
Net realized and unrealized gain on investments and foreign currency transactions	1.50		-
Total from investment operations	1.53		-
Less Distributions:
Dividends from net investment income	(0.06)		-
Total distributions	(0.06)		-
Net asset value, end of period	$11.47		$10.00
Total return	15.36	%(2)	-
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$1,775		$300
Operating expenses:
Before expense reimbursement/waiver	11.00	%(3)	-
After expense reimbursement/waiver	0.93	%(3)	-
Net investment income:
After expense reimbursement/waiver	0.60	%(3)	-
Portfolio turnover rate	30.47	%(2)	-

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Non-annualized.

(3)  Annualized.

(4)  The Fund commenced investment operations on September 30, 2010.

See Notes to Financial Statements

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements

March 31, 2011 (Unaudited)

1.  Organization

The Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund, Dynamic Energy Income Fund, and the Dynamic Canadian Value Fund (each a "Fund" and collectively the "Funds") are each a separate series of the DundeeWealth Funds (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006, as amended and restated September 14, 2010. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each Fund is a separate mutual fund, and each share of a Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that fund and are subject to liabilities related thereto. The Funds are authorized to issue an unlimited number of shares and offer two classes of shares: Class I Shares and Class II Shares. As of March 31, 2011, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund and Dynamic U.S. Growth Fund, which commenced investment operations on March 31, 2009, the Dynamic Energy Income Fund which commenced investment operations on August 14, 2009, and the Dynamic Canadian Value Fund which commenced investment operations on September 30, 2010. The financial statements of the remaining series in the Trust are presented in separate documents. The Funds are diversified portfolios as defined under the Investment Company Act of 1940, as amended (the "1940 Act") with the exception of the Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund and Dynamic Energy Income Fund. Effective April 8, 2011, the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund will be non-diversified portfolios under the 1940 Act.

The Funds offer separate investment portfolios and have individual investment goals and strategy characteristics as follows:

Dynamic Infrastructure Fund – seeks long term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in securities of publicly traded companies that hold infrastructure assets directly, as well as companies that own or manage infrastructure projects, or that are involved in the construction, development or maintenance of infrastructure assets.

Dynamic Contrarian Advantage Fund – seeks long term capital appreciation and will invest, under normal market conditions, primarily in equity securities of U.S., Canadian, and other foreign companies chosen using a value oriented investment approach.

Dynamic Discovery Fund – seeks long term capital appreciation and will invest, under normal market conditions, primarily in equity securities of U.S., Canadian, and other foreign companies, using a bottom-up approach, which emphasizes careful company specific analysis.

Dynamic Gold & Precious Metals Fund – seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.

Dynamic U.S. Growth Fund – seeks long term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in securities of U.S. companies chosen according to a growth oriented investment approach.

Dynamic Energy Income Fund – seeks high income and long-term growth of capital and will invest, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies.

Dynamic Canadian Value Fund – seeks long term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in securities of companies located in Canada.

It is expected that a significant portion of each Fund's assets will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in a Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy and result in increased overall expenses for the remaining shareholders.

As of March 31, 2011, DundeeWealth US, LP (the "Adviser" or "DundeeWealth US") held approximately 87.40%, 96.66%, 56.21%, and 19.60% of the outstanding shares of the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Canadian Value Fund, respectively, with the remaining outstanding shares held predominantly by omnibus or other institutional accounts.

Foreign Issuer Risks

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

Concentration Risks

The Dynamic Infrastructure Fund will invest 25% or more of its total assets in infrastructure and infrastructure-related industries; the Dynamic Gold & Precious Metals Fund will invest more than 25% of its net assets in the securities issued by companies engaged generally in precious metals activities and in instruments that derive their value from the value of precious metals; and the Dynamic Energy Income Fund will invest 25% or more of its total assets in companies in energy and energy-related industries. Concentrations in a particular industry may cause a Fund to be more sensitive to economic changes or events occurring in those industries.

Non-Diversification Risks

Funds who are non-diversified portfolios under the 1940 Act will invest in a limited number of issuers. Therefore, these Funds' investment performance may be more volatile, as they may be more susceptible to risks associated with a single economic, political or regulatory event than funds that invest in a greater number of issuers.

2.  Significant Accounting Policies

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") has become the exclusive reference of authoritative United States of America ("U.S.") generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with GAAP in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Offering Costs – Offering costs have been incurred by the Funds. Offering costs consist of costs incurred to offer shares to the public and are accounted for as a deferred charge until operations begin and thereafter amortized to expense over twelve months on a straight-line basis.

Derivative Financial Instruments – The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If Goodman & Company NY, Ltd.'s (the "Sub-Adviser" or "Goodman") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if it had not used such strategies.

Derivative contracts held are not accounted for as hedging instruments under GAAP.

The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC").The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and /or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser's or Goodman's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase its market exposure.

During the six months ended March 31, 2011, the Funds had no investments in futures contracts or options on futures.

Forward Foreign Exchange Contracts – The Funds did engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against, changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire, to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

During the six months ended March 31, 2011, the Dynamic Infrastructure Fund and Dynamic Energy Income Fund entered into forward foreign exchange contracts with RBC Dominion Securities, and the Dynamic Contrarian Fund and Dynamic Discovery Fund entered into forward foreign contracts with Barclays Capital.

The Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund's volume of activity in forward foreign exchange contracts during the six months ended March 31, 2011 had an average monthly value of approximately $254,763, $88,184, $211,315, and $6,678,967, respectively. Forward foreign exchange contracts for the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund at March 31, 2011 are presented within the Schedule of Investments.

Options – The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the six months ended March 31, 2011, the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund entered into option contracts with Bank of America Merrill Lynch and UBS Securities LLC.

The Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund held options contracts through January 22, 2011, with an average monthly cost of approximately $7,410 and $7,320, respectively. At March 31, 2011, the Dynamic Contrarian Fund and Dynamic Discovery Fund had no investments in option contracts.

The Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund held written options contracts through January 22, 2011, with an average monthly premium amount approximately $2,079 and $2,040, respectively. Please refer to Note 7 for option activity during the six months ended March 31, 2011.

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

The following tables present the value of derivatives held as of March 31, 2011, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Fair Values of Derivative Instruments as of March 31, 2011 for the Dynamic Infrastructure Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Exchange Contracts	Assets, Unrealized appreciation on forward foreign exchange contracts	$659
Forward Foreign Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign exchange contracts	(3,300)
Total		$(2,641)

Fair Values of Derivative Instruments as of March 31, 2011 for the Dynamic Contrarian Advantage Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Exchange Contracts	Assets, Unrealized appreciation on forward foreign exchange contracts	$40
Forward Foreign Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign exchange contracts	(659)
Total		$(619)

Fair Values of Derivative Instruments as of March 31, 2011 for the Dynamic Discovery Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Exchange Contracts	Assets, Unrealized appreciation on forward foreign exchange contracts	$146
Forward Foreign Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign exchange contracts	(2,185)
Total		$(2,039)

Fair Values of Derivative Instruments as of March 31, 2011 for the Dynamic Energy Income Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Exchange Contracts	Assets, Unrealized appreciation on forward foreign exchange contracts	$14,863
Forward Foreign Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign exchange contracts	(193,536)
Total		$(178,673)

The following tables present the effect of derivatives on the Statement of Operations during the six months ended March 31, 2011, by primary risk exposure:

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2011 for the Dynamic Infrastructure Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation on Derivatives Recognized in Income
Forward Foreign Exchange Contracts	$(25,310)	$5,339
Total	$(25,310)	$5,339

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2011 for the Dynamic Contrarian Advantage Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Equity Contracts	$(6,893)	$(2,129)
Forward Foreign Exchange Contracts	(7,068)	4,568
Total	$(13,961)	$2,439

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2011 for the Dynamic Discovery Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Equity Contracts	$(6,842)	$(2,090)
Forward Foreign Exchange Contracts	(13,426)	5,134
Total	$(20,268)	$3,044

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2011 for the Dynamic Energy Income Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
Forward Foreign Exchange Contracts	$(284,507)	$(182,332)
Total	$(284,507)	$(182,332)

Foreign Currency Translations – The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates as provided by an appropriate pricing service. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses – Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") per share for each class of shares of a Fund is the value of that class's portion of all of the net assets of the Fund. Each Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern time).

Distributions to Shareholders – The Funds distribute their net investment income and make distributions of net realized capital gains, if any, at least annually. The Dynamic Energy Income Fund expects to declare and pay dividends, if any, quarterly, however it may declare and pay dividends more or less frequently.

Redemption Fees – Each Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of a Fund are reflected in the Statements of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

The summary of inputs used to determine the fair value of each Fund's investments as of March 31, 2011, is as follows:

	Dynamic Infrastructure Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic Energy Income Fund	Dynamic Canadian Value Fund
ASSETS:
Level 1: Quoted Prices
Common Stocks Market Value:
Bermuda	$17,776	$-	$29,106	$-	$-	$-
Canada	-	-	29,528	9,861,208	-	-
Ireland	-	37,655	68,987	-	-	-
Netherlands	-	-	-	-	930,148	-
United States	269,997	282,334	356,109	-	1,582,898	269,226
Warrants Market Value:
Canada	-	-	1,549	3,676	-	-
Short-term Investments Market Value:	53,735	86,140	128,372	3,455,878	2,188,251	69,305
Total Level 1 Market Value of Investments	$341,508	$406,129	$613,651	$13,320,762	$4,701,297	$338,531
Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$35,182	$-	$-	$10,209,939	$-	$-
Austria	9,324	-	31,234	-	-	-
Bermuda	-	-	-	362,887	-	-
Canada	232,846	132,943	270,980	32,088,313	15,350,920	1,428,373
France	88,214	-	71,942	-	-	-
Germany	-	-	53,003	-	-	-
Guernsey	-	-	-	218,243	-	-
Israel	-	29,941	149,104	-	-	-
Italy	74,303	36,089	-	-	-	-
Japan	-	-	42,258	-	-	-
Luxembourg	27,041	-	-	-	-	-
Sweden	-	35,624	-	-	-	-
Switzerland	33,706	108,710	118,960	-	-	-
United Kingdom	72,618	-	65,261	-	-	-
United States	-	-	-	2,562,729	-	-
Total Level 2 Market Value of Investments	$573,234	$343,307	$802,742	$45,442,111	$15,350,920	$1,428,373
Level 3: Significant Unobservable Inputs
Common Stocks Market Value:
Canada	$-	$-	$-	$799	$-	$-
Total Level 3 Market Value of Investments	$-	$-	$-	$799	$-	$-
Total Market Value of Investments	$914,742	$749,436	$1,416,393	$58,763,672	$20,052,217	$1,766,904

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

	Dynamic Infrastructure Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic Energy Income Fund	Dynamic Canadian Value Fund
Level 2: Other Significant Observable Inputs
ASSETS:
Other Financial Instruments Unrealized Appreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Exchange Contracts	$659	$40	$146	$-	$14,863	$-
LIABILITIES:
Other Financial Instruments Unrealized Depreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Exchange Contracts	(3,300)	(659)	(2,185)	-	(193,536)	-
Total Other Financial Instruments	$(2,641)	$(619)	$(2,039)	$-	$(178,673)	$-

* Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

To adjust for the time difference between local market close and the calculation of the NAV, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Dynamic U.S. Growth Fund *
Level 1 - Quoted Prices	$51,923,762
Total Market Value of Investments	$51,923,762

*  Level 1 securities for Dynamic U.S. Growth Fund consist of common stocks and the PNC Bank Money Market Account as disclosed in the Schedule of Investments.

The Funds did not have significant transfers between Level 1 and Level 2 during the six months ended March 31, 2011.

There were no Level 3 investments held at September 30, 2010 or March 31, 2011 for Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic U.S. Growth Fund, Dynamic Energy Income Fund, and Dynamic Canadian Value Fund.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

Dynamic Gold and Precious Metal Fund	Balance as of 9/30/10	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ depreciation †	Purchases	Sales	Transfers into Level 3 ††	Transfers out of Level 3 ††	Balance as of 3/31/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 3/31/11 †
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Canada	$-	$-	$-	$799	$0	$-	$-	$-	$799	$799
Total Common Stocks	-	-	-	799	0	-	-	-	799	799
TOTAL INVESTMENTS IN SECURITIES	$-	$-	$-	$799	$0	$-	$-	$-	$799	$799

† Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

†† The Fund's policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

In January 2010, FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Funds' financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Funds' financial statements except for additional disclosures made in the notes.

4.  Investment Advisory Fees and Other Transactions

On February 1, 2011, Dundee Corporation, the largest shareholder of DundeeWealth US's parent company, DundeeWealth, sold its ownership interest in DundeeWealth to the Bank of Nova Scotia (the "Transaction"). The Transaction constituted an assignment, automatically terminating the then current investment management agreement between DundeeWealth US and the Trust on behalf of the Funds and the sub-advisory agreement between DundeeWealth US and Goodman on behalf of the Funds (together, the "Prior Agreements") in accordance with the 1940 Act. In anticipation of the Transaction, the Board of Trustees approved interim investment management and sub-advisory agreements (the "Interim Agreements") and a new investment management agreement (the "Advisory Agreement") and a new sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "New Agreements"). The Interim Agreements provided that, during the interim period between the date of the Transaction and until shareholder approval of the New Agreements was obtained at a special meeting of shareholders of the Funds held on April 8, 2011, DundeeWealth US and Goodman were able to continue to act as investment adviser and sub-adviser to the Funds on substantially the same terms and with the same fee structure as the Prior Agreements, except that the compensation earned by DundeeWealth US and Goodman was held in interest bearing escrow accounts until after shareholder approval of the New Agreements on April 8, 2011. Information concerning the Board of Trustees' considerations regarding the Interim and New Agreements is provided under Note 10 and the voting results of the special meeting of shareholders of the Funds is provided under Note 11.

Under the Advisory Agreement, DundeeWealth US is entitled to receive a fee calculated daily and payable monthly at an annual rate of the average daily net assets of the Funds. As investment adviser to the Funds, DundeeWealth US has the ultimate responsibility over Goodman and is responsible for the investment performance of the Funds. The annual rates paid are as follows:

	Management Fees	Net Total Annual Operating Expenses
Dynamic Infrastructure Fund	0.95%	1.25%
Dynamic Contrarian Advantage Fund	0.85%	1.15%
Dynamic Discovery Fund	0.95%	1.25%
Dynamic Gold & Precious Metals Fund	0.95%	1.25%
Dynamic U.S. Growth Fund	0.75%	0.95%
Dynamic Energy Income Fund	0.95%	1.15%
Dynamic Canadian Value Fund	0.85%	0.93%

Sub-advisory fees paid to Goodman under the Sub-Advisory Agreement are paid by DundeeWealth US, not out of the Funds' assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Goodman provide a continuous investment program for the Funds' portfolios, and oversee the administration of all aspects relating to the Funds' business and affairs.

For its services as investment sub-adviser to the Funds, Goodman is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Funds and paid monthly. Goodman will be paid 0.45% on the first $150,000,000 and 0.75% on the balance of the average daily net assets for the Dynamic Infrastructure Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, and the Dynamic Energy Income Fund. Goodman will be paid 0.35% on the first $150,000,000 and 0.65% on the balance of the average daily net assets for the Dynamic Contrarian Advantage Fund and the Dynamic Canadian Value Fund and 0.25% on the first $150,000,000 and 0.55% on the balance of the average daily net assets for the Dynamic U.S. Growth Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Funds' total annual operating expenses from exceeding the expense caps shown above for the Class I shares of the Funds until March 13, 2012 ("Expense Limitation"). The Adviser may recapture any such waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement is made as long as Expense Limitations are maintained. For the six months ended March 31, 2011, the Adviser reimbursed the Funds as follows: $48,505 for the Dynamic Infrastructure Fund, $47,664 for the Dynamic Contrarian Advantage Fund, $48,159 for the Dynamic Discovery Fund, $64,183 for the Dynamic Gold & Precious Metals Fund, $61,537 for the Dynamic U.S. Growth Fund, $52,059 for

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

the Dynamic Energy Income Fund, and $46,414 for the Dynamic Canadian Value Fund. The balances of recoverable expenses to the Adviser by Fund at March 31, 2011 were $206,928, $206,654, $205,213, $231,550, $205,956, $191,257, and $46,414, respectively:

	For the period ended September 30, 2009, expiring September 30, 2012	For the year ended September 30, 2010, expiring September 30, 2013	For the six months ended March 31, 2011, expiring September 30, 2014	Balances of Recoverable Expenses to the Adviser
Dynamic Infrastructure Fund	$36,376	$122,047	$48,505	$206,928
Dynamic Contrarian Advantage Fund	37,253	121,737	47,664	206,654
Dynamic Discovery Fund	36,975	120,079	48,159	205,213
Dynamic Gold & Precious Metals Fund	34,323	133,044	64,183	231,550
Dynamic U.S. Growth Fund	30,831	113,588	61,537	205,956
Dynamic Energy Income Fund	10,473	128,725	52,059	191,257
Dynamic Canadian Value Fund	-	-	46,414	46,414

The Trust does not pay any fees to its Officers for their services as such. Currently, Martin Dziura of Cipperman Compliance Services serves as Chief Compliance Officer of the Trust. Mr. Dziura does not receive compensation for this position. However, Cipperman Compliance Services is compensated for the compliance services it provides to the Trust. For the six months ended March 31, 2011, the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund, Dynamic Energy Income Fund and Dynamic Canadian Value Fund were allocated $152, $130, $192, $7,655, $4,705, $1,359, and $184, respectively, in Chief Compliance Officer fees. The Trust also pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per Fair Value Pricing Committee meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

During the six months ended March 31, 2011, the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, and Dynamic Canadian Value Fund paid brokerage commissions on security trades of $18, $52, $65, $34,287, and $1,415, respectively, to Dundee Securities, Inc., an affiliate of DundeeWealth US.

5.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. ("BNYMIS"), formerly known as PNC Global Investment Servicing (U.S.) Inc., to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Funds. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month for each Fund.

Foreside Fund Services, LLC (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act. As of April 2011, The Bank of New York Mellon will be the Custodian.

6.  Distributions To Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2010 was as follows:

	Dynamic Infrastructure Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic U.S. Growth Fund	Dynamic Energy Income Fund
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$79,722	$43,796	$35,808	$33,058	$81,537	$108,137

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

7.  Investment Transactions

Investment transactions for the six months ended March 31, 2011, excluding temporary short-term investments for the Fund, were as follows:

	Purchases	Sales
Dynamic Infrastructure Fund	$398,258	$269,749
Dynamic Contrarian Advantage Fund	490,214	542,531
Dynamic Discovery Fund	1,157,555	622,244
Dynamic Gold & Precious Metals Fund	40,038,616	6,362,626
Dynamic U.S. Growth Fund	72,012,901	38,795,056
Dynamic Energy Income Fund	15,951,165	2,366,061
Dynamic Canadian Value Fund	1,843,607	314,839

Written options activity for the Funds listed below for the six months ended March 31, 2011 was as follows:

	Dynamic Contrarian Advantage Fund		Dynamic Discovery Fund
	Number of Contracts	Premiums	Number of Contracts	Premiums
Options outstanding at September 30, 2010	24	$2,577	24	$2,538
Options expired	(24)	(2,577)	(24)	(2,538)
Options outstanding at March 31, 2011	-	$-	-	$-

8.  Federal Income Taxes

The Funds intend to qualify for treatment as regulated investment companies under the Internal Revenue Code of 1986, as amended, and will distribute all of their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to federal income or excise tax.

Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2010, Dynamic Infrastructure Fund, Dynamic Gold & Precious Metal Fund, and Dynamic Energy Income Fund had deferred currency losses of $2,646, $36,204, and $490, respectively.

As of September 30, 2010, the Dynamic Gold & Precious Metals Fund utilized a capital loss carryforward of $356.

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statements of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2011, the Funds did not incur any income tax, interest, or penalties. As of March 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds' net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. The Dynamic Canadian Value Fund does not have an open tax year for September 30, 2009. On an ongoing basis, the Adviser will monitor the Funds' tax positions to determine if adjustments to this conclusion are necessary.

9.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

10.  Board Considerations Regarding Investment Management Agreement and Sub-Advisory Agreement

As required by the 1940 Act and in anticipation of the Transaction, at a meeting held on December 15, 2010, the Board of Trustees, including all of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), unanimously approved (i) an interim investment management agreement between the Adviser and the Trust on behalf of the Funds and an interim sub-advisory agreement between the Adviser and Goodman (together, the "Interim Agreements") and (ii) a new investment management agreement between the Adviser and the Trust on behalf of the Funds and a new sub-advisory agreement between the Adviser and Goodman (together, the "New Agreements"). The Interim Agreements provided that, during the interim period between the date of the Transaction and until shareholder approval of the New Agreements, the Adviser would continue to act as investment manager to the Funds and Goodman would continue to act as sub-adviser on substantially the same terms and with the same fee structure as the Prior Agreements, except that the compensation earned by the Adviser and Goodman would be held in interest bearing escrow accounts until shareholder approval of the

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

New Agreements. Subsequently, at a meeting held on March 24, 2011, the Board, including a majority of the Independent Trustees, unanimously re-approved the New Agreements.

In determining whether to approve the Interim Agreements and New Agreements at the meeting held on December 15, 2010 and whether to approve the New Agreements at the meeting held on March 24, 2011, the Board exercised its business judgment and considered information about the Adviser and certain additional factors described below that the Board deemed relevant. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Interim Agreements and New Agreements.

(1)  The Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser.

The Board considered the scope and quality of services provided by the Adviser and Goodman, particularly the qualifications and capabilities of the personnel responsible for providing services to the Funds. The Trustees noted that, in addition to managing the investment program of the Funds, the Adviser and Goodman provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that the Adviser pays for all compensation of officers of the Trust that are also employees of the Adviser.

The Board considered information it believed necessary to assess the stability of the Adviser and Goodman as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Funds by the Adviser and Goodman following the closing of the Transaction. The Trustees also considered the details of the anticipated ownership structure of the Adviser and Goodman following the closing of the Transaction. The Board noted the anticipated long-term nature of the new ownership, and increasing benefits to management from the growth of assets under management, which should help the Adviser and Goodman retain key management and investment personnel.

The Trustees considered information addressing the projected benefits to the Adviser and Goodman expected to result from the Transaction. It was noted that management had indicated that Goodman would remain an independent operating unit of Scotiabank. Management also expected that the current management group would remain intact. The Trustees reviewed the Adviser's and Goodman's actions to minimize the likelihood that the Adviser or Goodman would have any departures of key management and/or investment personnel and whether compensation and other benefits expected to be offered by the Adviser and Goodman in light of the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. Management indicated that the current portfolio managers had been contacted, and that no personnel defections were expected. Management noted that portfolio manager compensation was tied to performance and assets, which provide financial incentives to remain in their current positions.

The Board also considered the integration of Scotiabank's asset management business with that of Goodman and DundeeWealth, Inc. At the March 24, 2011 meeting, management indicated that Scotiabank has determined to integrate its current asset management business under the leadership of David Goodman of DundeeWealth, Inc. which will provide continuity of leadership for DundeeWealth, Inc. Goodman and the Adviser. The Board also considered Scotiabank, which is one of the 5 largest banks in Canada and is its fasting growing as well as its reputation for being well-managed and conservative. In addition, the Board considered the Adviser's efforts both initially and on an ongoing basis to respond to questions from clients, potential clients and other sub-advisers regarding the Transaction and management's representation at the March 24, 2011 meeting that the Funds have not experienced client redemptions as a result of the Transaction.

On the basis of this evaluation, the Board concluded that the nature, quality and extent of services provided by the Adviser and Goodman were satisfactory.

(2)  The Performance of the Funds and the Adviser and Sub-Adviser.

The Trustees considered the investment experience of the Adviser and Goodman. The Trustees considered the performance of each Fund as well as the historical performance of other vehicles managed by Goodman using investment strategies substantially similar to those of the Funds. The Trustees further reviewed the performance information supplied and how the Funds ranked versus their respective peer groups over various time periods. At the March 24, 2011 meeting, the Board considered the one-year performance of the Dynamic Gold & Precious Metals and Dynamic U.S. Growth Fund which ranked in the 1st percentile (or best performer) of their respective peer groups. The Board further noted that, with the exception of the Dynamic Contrarian Advantage Fund and Dynamic Infrastructure Fund, all of the remaining Funds have one-year returns that rank in the first quartile of their respective peer group.

(3)  Cost of Services Provided and Profits Realized by the Adviser and Sub-Adviser.

In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to each Fund, the Board's analysis of the Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to a peer group. The Board considered the Funds' overall gross expense ratios and net expense ratios, in light of the Adviser's contractual expense limitation agreement, versus their

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

respective peers. The information provided to the Board indicated that while the Funds' overall gross expense ratios are high as compared to their respective Morningstar peers; however, the net expense ratios of the Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Energy Income Fund, Dynamic Infrastructure Fund, Dynamic U.S. Growth Fund and Dynamic Canadian Value Fund each ranked in the first quartile (or least expensive), and the Dynamic Gold & Precious Metals Fund ranked in the third quartile versus their respective Morningstar peer groups. Management noted that the Adviser did not manage any institutional separate accounts. The Board also noted the Adviser's agreement to limit the total expenses of the Funds and that these expense limitations would not be affected by the Transaction. The Board also considered fees charged by Goodman for other similarly managed accounts and that the fees charged by Goodman for its services to the Funds are lower. The Board considered the Adviser's and Goodman's profitability. The Board also noted that each sub-adviser's fees, including Goodman's fees, are paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of a sub-adviser.

(4)  The Extent to Which Economies of Scale Will be Realized as the Fund Grows and Whether Fee Levels Reflect Those Economies of Scale.

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds' assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board considered that the Adviser anticipates that the Funds will realize economies of scale as asset levels grow, subject to the Adviser's right to recapture its prior waived fees or reimbursed expenses relating to the Funds. The Trustees also considered the duration of the current fee waiver agreements, noting that the Adviser's contractual expense limitation agreement continues until March 13, 2012 for the Funds.

(5)  Ancillary Benefits and Other Factors.

In addition to the above factors, the Trustees also discussed other benefits received by the Adviser and Goodman from their management of the Funds, including, without limitation, possible soft dollar benefits and the ability to market their advisory services for similar products in the future. The Trustees also considered the letter agreements entered into between the Adviser and each sub-adviser which, subject to applicable law and fiduciary duties, could in certain circumstances, allow the Adviser to receive compensation from a sub-adviser in the event a Fund is reorganized out of the Trust. The Board considered management's assertion that certain fall-out benefits could ultimately accrue to Scotiabank such as increased product for various distribution channels and the use of Scotiabank's capital markets capabilities. The Board concluded that the advisory fees were reasonable in light of these fall-out benefits.

(6)  Section 15(f) and Rule 15a-4 of the 1940 Act.

At the December 15, 2010 meeting, the Trustees also considered whether the arrangements between the Adviser and the Funds comply with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing of the transaction, at least 75% of the board members of the Trust cannot be "interested persons" (as defined in the 1940 Act) of the investment adviser or predecessor adviser. Second, an "unfair burden" must not be imposed upon the Trust as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden" is defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from the Trust or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the Trust (other than bona fide ordinary compensation as principal underwriter for the Trust).

In connection with the first condition of Section 15(f), the Trustees noted that at least 75% of the Trustees are currently not "interested persons" (as defined in the 1940 Act) of the Adviser in compliance with this provision of Section 15(f). With respect to the second condition of Section 15(f), the Adviser has represented that the Transaction will not have an economic impact on the Adviser's ability to provide services to the Funds and no fee increases are contemplated and that, the Transaction will not result in an "unfair burden" (as defined in Section 15(f)) during the two-year period following the closing of the Transaction. The Adviser has represented that neither the Adviser nor any interested person of the Adviser will receive any compensation from the Trust or its shareholders, except as permitted pursuant to Section 15(f).

The Board also considered the requirements of Rule 15a-4. Management represented to the Board that the Transaction complies with all the requirements of Rule 15a-4.

Conclusion

The Board of Trustees, and separately all of the Independent Trustees, concluded that the fees payable under the Interim Agreements and New Agreements were fair and reasonable with respect to the services that the Adviser and Goodman would provide, in light of the

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

11.  Subsequent Events

(1) On April 8, 2011, the Funds held a special meeting of shareholders to:

(1) approve a new investment management agreement between DundeeWealth US and the Trust on behalf of the Funds;

(2) approve a new sub-advisory agreement between DundeeWealth US and Goodman on behalf of the Funds;

(3) approve the elimination of the fundamental investment limitation of the Dynamic Contrarian Advantage Fund concerning diversification so that it can operate as a non-diversified portfolio, as defined under the 1940 Act; and

(4) approve the elimination of the fundamental investment limitation of the Dynamic Discovery Fund concerning diversification so that it can operate as a non-diversified portfolio, as defined under the 1940 Act.

Shareholders of record of the Funds on February 1, 2011 were entitled to vote on the proposals.

The proposals were approved by shareholders at the special meeting held on April 8, 2011 and the votes recorded during the special meeting are provided below. Percentage information relates to the votes recorded as a percentage of the outstanding shares on the record date.

	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
(Dynamic Infrastructure Fund – Record date outstanding shares: 72,424.816)
1	64,852.5870	89.545%	0	0%	0	0%
2	64,852.5870	89.545%	0	0%	0	0%
	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
(Dynamic Contrarian Advantage Fund – Record date outstanding shares: 60,697.596)
1	58,669.959	96.659%	0	0%	0	0%
2	58,669.959	96.659%	0	0%	0	0%
3	58,669.959	96.659%	0	0%	0	0%
	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
(Dynamic Discovery Fund – Record date outstanding shares: 99,349.957)
1	56,560.336	56.930%	0	0%	0	0%
2	56,560.336	56.930%	0	0%	0	0%
4	56,560.336	56.930%	0	0%	0	0%
	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
(Dynamic Gold & Precious Metals Fund – Record date outstanding shares: 2,083,040.050)
1	1,038,638.790	49.862%	15,944	0.765%	17,700.213	0.850%
2	1,040,138.003	49.934%	15,944	0.765%	16,201	0.778%
	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
(Dynamic U.S. Growth Fund – Record date outstanding shares: 2,015,957.705)
1	953,480.1960	47.296%	39,607	1.965%	22,174.676	1.100%
2	952,075.1960	47.227%	41,012	2.034%	22,174.676	1.100%
	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
(Dynamic Energy Income Fund – Record date outstanding shares: 809,550.223)
1	454,023.3490	56.083%	2,208	0.273%	1,327	0.164%
2	452,638.3490	55.912%	3,593	0.444%	1,327	0.164%

Dynamic Funds 2011 Semiannual Report

Notes to Financial Statements
(Continued)

	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
(Dynamic Canadian Value Fund – Record date outstanding shares: 136,085.596)
1	112,962.9260	83.009%	0	0%	0	0%
2	112,962.9260	83.009%	0	0%	0	0%

(2) On May 25, 2011, PricewaterhouseCoopers LLP (PwC) resigned as independent auditor for the Funds as a result of an independence conflict resulting from the Transaction (discussed under Note 4). KPMG LLP (KPMG) was selected as the Funds' independent auditor. The Funds' selection of KPMG as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees on May 25, 2011.

     The report of the financial statements audited by PwC for the Funds for the fiscal year ended September 30, 2010 did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal year ended September 30, 2010 and through May 25, 2011 there were no disagreements between the Funds and PwC on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PwC would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of such year.

Management has evaluated the impact on the Funds of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

Dynamic Funds 2011 Semiannual Report

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Additional Fund Information

March 31, 2011
(Unaudited)

Proxy Voting Information

A description of the Funds' policies and procedures with respect to the voting of proxies relating to the Funds' portfolio securities is available without charge, upon request by calling 1-888-572-0968 or by downloading the Funds' Statement of Additional Information, which contains the policies and procedures as Appendix B, from the Funds' website at http://www.dundeewealthus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the most recent period ended June 30, 2010 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Funds' complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dynamic Funds 2011 Semiannual Report

Semiannual Report

March 31, 2011

JOHCM International Select Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

4	Financial Statements

8	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101

JOHCM International Select Fund 2011 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2010 to March 31, 2011 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the JOHCM International Select Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Expense Ratio(1)	Expenses Paid During the Period 10/01/10 to 3/31/11(2)
JOHCM International Select Fund
Actual Fund Return
Class I	$1,000.00	$1,149.90	1.09%	$5.84
Class II (3)	$1,000.00	$1,151.50	1.34%	$7.19
Hypothetical 5% Return
Class I	$1,000.00	$1,019.50	1.09%	$5.49
Class II (3)	$1,000.00	$1,018.25	1.34%	$6.74

(1)  Annualized, based on the Fund's expenses for the period.

(2)  Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

(3)  Class II Shares commenced investment operations on March 31, 2010.

JOHCM International Select Fund 2011 Semiannual Report
1

Schedule of Investments

JOHCM International Select Fund

March 31, 2011 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 98.4%
Australia - 5.2%
Equinox Minerals, Ltd.* †	445,357	$2,601,836
OZ Minerals, Ltd. †	1,518,455	2,500,532
		5,102,368
Bermuda - 2.4%
Seadrill, Ltd. †	63,925	2,310,212
Canada †† - 5.5%
Imax Corp., New York*	11,900	380,562
Imax Corp., Toronto* †	76,590	2,432,394
Trican Well Service, Ltd. †	115,395	2,605,463
		5,418,419
China - 4.9%
Zhaojin Mining Industry Co., Ltd., Class H †	513,943	2,306,662
Zhuzhou CSR Times Electric Co., Ltd., Class H †	655,752	2,491,286
		4,797,948
Germany - 14.9%
Dialog Semiconductor plc * †	113,837	2,372,880
GEA Group AG †	76,885	2,531,588
Henkel AG & Co. KGaA †	45,297	2,367,171
Infineon Technologies AG †	230,444	2,362,233
Kabel Deutschland Holding AG* †	47,225	2,504,260
SAP AG †	40,178	2,465,003
		14,603,135
Hong Kong - 4.6%
Hengdeli Holdings, Ltd. †	4,160,341	2,201,119
Ruinian International, Ltd. †	3,244,771	2,269,274
		4,470,393
Indonesia - 8.4%
PT Bank Rakyat Indonesia Persero Tbk †	4,284,378	2,823,025
PT Indofood Sukses Makmur Tbk †	4,252,608	2,633,410
PT Kalbe Farma Tbk †	7,247,934	2,826,806
		8,283,241
Ireland - 2.4%
Experian plc †	188,933	2,340,298
Italy - 2.7%
Tod's SpA †	22,182	2,616,444
Japan - 16.5%
Hitachi High-Technologies Corp. †	105,823	2,110,608
Japan Securities Finance Co., Ltd. †	336,822	2,227,123
NEC Networks & System Integration Corp. †	189,295	2,405,444

	Number of Shares	Market Value
Japan (continued)
Osaka Securities Exchange Co., Ltd. †	465	$2,333,944
Softbank Corp. †	63,500	2,510,727
Sysmex Corp. †	72,490	2,547,790
Toshiba Plant Systems & Services Corp. †	177,378	2,006,645
		16,142,281
Luxembourg - 2.4%
L'Occitane International SA* †	940,589	2,322,416
Netherlands - 4.8%
InterXion Holding NV*	169,977	2,209,701
Koninklijke (Royal) KPN NV †	144,809	2,469,380
		4,679,081
Portugal - 2.4%
Jeronimo Martins SGPS SA †	145,599	2,341,939
Qatar - 2.6%
Industries Qatar QSC †	67,167	2,541,089
Russia - 2.0%
Mail.ru Group, Ltd.*	64,566	1,933,752
Switzerland - 7.4%
Dufry Group* †	22,033	2,534,358
STMicroelectronics NV †	187,463	2,323,349
Temenos Group AG* †	64,378	2,437,954
		7,295,661
Taiwan - 2.4%
HTC Corp. †	61,000	2,387,016
United Kingdom - 4.5%
Intermediate Capital Group plc †	469,501	2,459,856
Man Group plc †	503,985	1,991,749
		4,451,605
United States - 2.4%
Virgin Media, Inc.	86,486	2,403,446
Total Common Stocks (Cost $86,216,474)		96,440,744
Total Investments - 98.4% (Cost $86,216,474)**		96,440,744
Other Assets Less Liabilities - 1.6%		1,564,175
NET ASSETS - 100.0%		$98,004,919

†  Fair valued security. The aggregate value of fair valued securities is $89,513,283 comprising 91.34% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.

††  Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.

JOHCM International Select Fund 2011 Semiannual Report
2

Schedule of Investments
(Continued)

JOHCM International Select Fund

March 31, 2011 (Unaudited)

*  Non-income producing security.

**  Aggregate tax cost is $86,243,222 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$12,195,604
Gross unrealized depreciation	(1,998,082)
Net unrealized appreciation	$10,197,522
Sector Allocation (Unaudited)	% of Net Assets
Information Technology	21.0%
Consumer Discretionary	17.7
Industrials	14.6
Financials	12.1
Consumer Staples	9.8
Materials	7.6
Health Care	5.5
Telecommunication Services	5.1
Energy	5.0
Cash and other	1.6
100.0%

See Notes to Financial Statements

JOHCM International Select Fund 2011 Semiannual Report
3

Statement of Assets and Liabilities

JOHCM International Select Fund

March 31, 2011 (Unaudited)

Assets:
Investments, at market value (cost $86,216,474) (Note 2 and Note 3)	$96,440,744
Cash and cash equivalents	959,206
Foreign currency (cost $289,201)	291,497
Receivable from Fund shares sold	404,458
Dividends receivable	227,653
Other prepaid expenses	27,748
Other assets	64
Total assets	98,351,370
Liabilities:
Payable for investments purchased	231,212
Payable for Fund shares redeemed	27,199
Investment advisory fees payable (Note 4)	47,397
Administration and accounting fees payable (Note 6)	21,762
Trustees' fees payable (Note 4)	5,001
Custodian fees payable (Note 6)	4,627
Transfer agent fees payable (Note 6)	4,151
Shareholder servicing fees (Note 5)	3,017
Chief Compliance Officer fees payable (Note 4)	2,085
Total liabilities	346,451
Net Assets	$98,004,919
Net Assets consist of:
Paid-in capital	$87,513,805
Accumulated net investment income	119,315
Accumulated net realized gain on investments and foreign currency transactions	146,690
Net unrealized appreciation on investments	10,224,270
Net unrealized appreciation on foreign currency translations	839
Net Assets	$98,004,919
Shares of Beneficial Interest, each at $0.001 par value:
Class I:
Net Assets	$92,948,511
Shares outstanding (Unlimited number of shares authorized)	6,740,682
Net asset value, offering, and redemption price per share* (Note 2)	$13.79
Class II:
Net Assets	$5,056,408
Shares outstanding (Unlimited number of shares authorized)	364,672
Net asset value, offering, and redemption price per share* (Note 2)	$13.87

*Shares of the Fund redeemed within 90 days of purchase are charged a 2% redemption fee.

See Notes to Financial Statements

JOHCM International Select Fund 2011 Semiannual Report
4

Statement of Operations

JOHCM International Select Fund

For the Six Months Ended March 31, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $16,476)	$554,224
Total investment income	554,224
Expenses:
Investment advisory fees (Note 4)	299,428
Shareholder servicing fees – Class II (Note 5)	3,742
Administration and accounting fees (Note 6)	68,212
Legal fees	36,123
Transfer agent fees (Note 6)	21,924
Custodian fees (Note 6)	15,362
Audit fees	14,811
Registration and filing fees	12,779
Chief Compliance Officer fees (Note 4)	11,903
Trustees' fees and expenses (Note 4)	9,182
Insurance expense	7,648
Printing fees	4,675
Other	5,108
Subtotal	510,897
Fees waived and reimbursed by Adviser (Note 4)	(120,632)
Fees waived by Fund's service provider (Note 6)	(2,550)
Total net expenses	387,715
Net Investment Income	166,509
Realized and Unrealized Gain (Loss) on Investments and Foreign Currrency:
Net realized gain on investments	323,516
Net realized loss on foreign currency transactions	(38,967)
Net realized gain on investments and foreign currency transactions	284,549
Net change in unrealized appreciation/depreciation: on investments	6,046,345
on foreign currency translations	(14)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,046,331
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currrency	6,330,880
Net Increase in Net Assets Resulting from Operations	$6,497,389

See Notes to Financial Statements

JOHCM International Select Fund 2011 Semiannual Report
5

Statement of Changes in Net Assets

JOHCM International Select Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment income	$166,509	$365,166
Net realized gain (loss) on investments and foreign currency transactions	284,549	(31,133)
Net change in unrealized appreciation on investments and foreign currency translations	6,046,331	3,885,780
Net Increase in Net Assets Resulting from Operations	6,497,389	4,219,813
Distributions to Shareholders from:
Net investment income	(373,409)	(19,141)
Net realized capital gains	(151,469)	-
Total distributions to shareholders	(524,878)	(19,141)
Shares of Beneficial Interest Transactions:
Shares sold
Class I	61,764,201	18,564,241
Class II*	4,969,914	2,616,901
	66,734,115	21,181,142
Shares issued as reinvestment of distributions
Class I	524,038	17,388
Class II*	840	-
	524,878	17,388
Shares redeemed
Class I	(9,184,571)	(1,683,840)
Class II*	(2,727,504)	(113,042)
	(11,912,075)	(1,796,882)
Net increase in net assets from shares of beneficial interest transactions	55,346,918	19,401,648
Redemption fees	3,152	50
Net increase in net assets	61,322,581	23,602,370
Net Assets:
Beginning of period	36,682,338	13,079,968
End of period	$98,004,919	$36,682,338
Accumulated net investment income	$119,315	$326,215
Shares of Beneficial Interest Transactions:
Shares sold
Class I	4,560,853	1,723,596
Class II*	357,991	228,275
	4,918,844	1,951,871
Shares issued as reinvestment of distributions
Class I	38,732	1,616
Class II*	62	-
	38,794	1,616
Shares redeemed
Class I	(676,916)	(152,733)
Class II*	(211,308)	(10,348)
	(888,224)	(163,081)
Net Increase in shares outstanding	4,069,414	1,790,406

*Class II Shares commenced investment operations on March 31, 2010.

See Notes to Financial Statements

JOHCM International Select Fund 2011 Semiannual Report
6

Financial Highlights

JOHCM International Select Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/11 (Unaudited) Class I		For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(6) Class I		For the Six Months Ended 3/31/11 (Unaudited) Class II		For the Period Ended 9/30/10(7) Class II
Net asset value, beginning of period	$12.08		$10.50	$10.00		$12.07		$11.12
Income from Investment Operations:
Net investment income (1)	0.03		0.15	0.04		0.00	(3)	0.11
Net realized and unrealized gain on investments and foreign currency transactions	1.78		1.44	0.46		1.83		0.84
Total from investment operations	1.81		1.59	0.50		1.83		0.95
Distributions:
Dividends from net investment income	(0.07)		(0.01)	-		-		-
Distributions from realized capital gains	(0.03)		-	-		(0.03)		-
Total distributions	(0.10)		(0.01)	-		(0.03)		-
Redemption fees added to paid-in capital (1)	0.00	(3)	0.00 (3)	-		0.00	(3)	0.00	(3)
Net asset value, end of period	$13.79		$12.08	$10.50		$13.87		$12.07
Total return	14.99	%(4)	15.18%	5.00	%(4)	15.15	%(4)	8.54	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$92,949		$34,051	$13,080		$5,056		$2,631
Operating expenses before expense reimbursement/waiver	1.44	%(5)	2.40%	4.19	%(5)	1.69	%(5)	2.65	%(5)
Operating expenses after expense reimbursement/waiver	1.09	%(5)	1.09%	1.09	%(5)	1.34	%(5)	1.34	%(5)
Net investment income after expense reimbursement/waiver	0.49	%(5)	1.43%	2.19	%(5)	0.06	%(5)	2.12	%(5)
Portfolio turnover rate (2)	24.36	%(4)	79.52%	41.71	%(4)	24.36	%(4)	79.52	%(4)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(3)  Amount represents less than $0.005 per share.

(4)  Non-annualized.

(5)  Annualized.

(6)  Class I Shares commenced investment operations on July 29, 2009.

(7)  Class II Shares commenced investment operations on March 31, 2010.

See Notes to Financial Statements

JOHCM International Select Fund 2011 Semiannual Report
7

Notes to Financial Statements

March 31, 2011 (Unaudited)

1.  Organization

The JOHCM International Select Fund (the "Fund") is a separate series of the DundeeWealth Funds (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006, as amended and restated September 14, 2010. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and to offer two classes of shares: Class I Shares and Class II Shares. The accompanying financial statements and financial highlights are those of the Fund, which commenced investment operations on July 29, 2009. Class II Shares of the Fund commenced operations as of March 31, 2010. The financial statements of the remaining series in the Trust are presented in separate documents.

The Fund seeks long-term capital appreciation and invests in equity securities of foreign companies of any size, including small and mid capitalization companies, and in emerging market countries. Under normal market conditions, the Fund invests at least 80% of its assets in securities of companies headquartered outside of the United States.

It is expected that a significant portion of the Fund's assets will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy and result in increased overall expenses for the remaining shareholders.

Foreign Issuers Risks

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

2.  Significant Accounting Policies

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") has become the exclusive reference of authoritative United States of America ("U.S.") generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with GAAP in the U.S requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Derivative Financial Instruments – The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If JO Hambro Capital Management Ltd.'s (the "Sub-Adviser" or "JO Hambro") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

JOHCM International Select Fund 2011 Semiannual Report
8

Notes to Financial Statements

March 31, 2011 (Unaudited) (Continued)

Derivative contracts are not accounted for as hedging instruments under GAAP.

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the six months ended March 31, 2011, the Fund had no investments in futures contracts or options on futures.

Forward Foreign Exchange Contracts – The Fund may engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against, changes in the value of equities, interest rates or foreign currencies.

During the six months ended March 31, 2011, the Fund had no investments in forward foreign exchange contracts.

Options – The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations.

During the six months ended March 31, 2011, the Fund had no investments in options.

Foreign Currency Translations – The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates as provided by an appropriate pricing service. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses – Expenses attributable to the Fund shall be payable solely out of the assets of the Fund. Expenses not attributable specifically to a fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") per share for each class of shares of the Fund is the value of that class's portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern time).

Distributions to Shareholders – The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

Redemption Fees – The Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JOHCM International Select Fund 2011 Semiannual Report
9

Notes to Financial Statements

March 31, 2011 (Unaudited) (Continued)

The summary of inputs used to determine the fair value of the Fund's investments as of March 31, 2011, is as follows:

Level 1: Quoted Prices
Common Stocks Market Value:
Canada	$380,562
Netherlands	2,209,701
Russia	1,933,752
United States	2,403,446
Total Level 1 Market Value of Investments	$6,927,461
Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$5,102,368
Bermuda	2,310,212
Canada	5,037,857
China	4,797,948
Germany	14,603,135
Hong Kong	4,470,393
Indonesia	8,283,241
Ireland	2,340,298
Italy	2,616,444
Japan	16,142,281
Luxembourg	2,322,416
Netherlands	2,469,380
Portugal	2,341,939
Qatar	2,541,089
Switzerland	7,295,661
Taiwan	2,387,016
United Kingdom	4,451,605
Total Level 2 Market Value of Investments	$89,513,283
Total Market Value of Investments	$96,440,744

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended March 31, 2011.

There were no Level 3 investments held at March 31, 2011 or September 30, 2010.

To adjust for the time difference between local market close and the calculation of the NAV, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

In January 2010, FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund's financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund's financial statements except for additional disclosures made in the notes.

4.  Investment Advisory Fees and Other Transactions

On February 1, 2011, Dundee Corporation, the largest shareholder of DundeeWealth US's parent company, DundeeWealth, sold its ownership interest in DundeeWealth to the Bank of Nova Scotia (the "Transaction"). The Transaction constituted an assignment, automatically terminating the then current investment management agreement between DundeeWealth US and the Trust on behalf of the Fund and the sub-advisory agreement between DundeeWealth US and JO Hambro on behalf of the Fund (together, the "Prior Agreements") in accordance with the 1940 Act. In anticipation of the Transaction, the Board of Trustees approved interim investment management and sub-advisory agreements (the "Interim Agreements") and a new investment management agreement (the "Advisory Agreement") and a new sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "New Agreements"). The Interim Agreements provided that, during the interim period between the date of the Transaction and until shareholder approval of the New Agreements was obtained at a special meeting of shareholders of the Funds held on April 8, 2011, DundeeWealth US and JO Hambro were able to continue to act as investment adviser and sub-adviser to the Fund on substantially the same terms and with the same fee structure as the Prior Agreements, except that the compensation earned by DundeeWealth US and JO Hambro was held in interest bearing escrow accounts until after shareholder approval of the New Agreements on April 8, 2011. Information concerning the Board of Trustees' considerations regarding the Interim and New Agreements is provided under Note 11 and the voting results of the special meeting of shareholders of the Fund is provided under Note 12.

Under the Advisory Agreement, DundeeWealth US is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.85% of the average daily net assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over JO Hambro and is responsible for the investment performance of the Fund.

Sub-advisory fees paid to JO Hambro under the Sub-Advisory Agreement are paid by DundeeWealth US, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and JO Hambro provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment sub-adviser to the Fund, JO Hambro is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. JO Hambro will be paid 0.40% on the first $30,000,000; 0.58% on the

JOHCM International Select Fund 2011 Semiannual Report
10

Notes to Financial Statements

March 31, 2011 (Unaudited) (Continued)

next $70,000,000; 0.64% on the balance of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 1.09% for Class I Shares and 1.34% for Class II Shares until July 31, 2012 ("Expense Limitation"). The Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement is made, as long as the Expense Limitation is maintained. For the six months ended March 31, 2011, the Adviser reimbursed the Fund $120,632. The balance of recoverable expenses to the Adviser at March 31, 2011 was $445,758.

For the year ended September 30, 2009, expiring September 30, 2012	$23,605
For the year ended September 30, 2010, expiring September 30, 2013	301,521
For the six months ended March 31, 2011, expiring September 30, 2014	120,632
Balances of Recoverable Expenses to the Adviser	$445,758

The Trust does not pay any fees to its Officers for their services as such. Currently, Martin Dziura of Cipperman Compliance Services serves as Chief Compliance Officer for the Trust. Mr. Dziura does not receive compensation for this position. However, Cipperman Compliance Services is compensated for the compliance services it provides to the Trust. For the six months ended March 31, 2011, the Fund was allocated $11,903 in Chief Compliance Officer fees. The Trust also pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per Fair Value Pricing Committee meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

5.  Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the "Service Plan") that allows Class II Shares of the Fund to pay service fees to firms that provide shareholder services ("Service Providers"). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate of 0.25% of its Class II Shares' average daily net assets, the annual limitation under the Service Plan.

6.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. ("BNYMIS"), formerly known as PNC Global Investment Servicing (U.S.) Inc., to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month.

Foreside Fund Services, LLC (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act. As of April 2011, The Bank of New York Mellon will be the Custodian.

Pursuant to a services agreement, BNYMIS agreed to waive $2,550 in administration and accounting, custodian, and transfer agent fees for the Fund for the six months ended March 31, 2011.

7.  Distributions To Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2010 was as follows:

Distribution paid from:
Ordinary income	$19,141

8.  Investment Transactions

Investment transactions for the six months ended March 31, 2011, excluding temporary short-term investments for the Fund, were as follows:

Purchases	Sales
$70,362,381	$16,516,382

9.  Federal Income Taxes

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2010, the Fund had deferred currency losses of $47,205.

During the year ended September 30, 2010, the Fund utilized a capital loss carryforward of $18,729.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund's tax positions to determine if adjustments to this conclusion are necessary.

JOHCM International Select Fund 2011 Semiannual Report
11

Notes to Financial Statements

March 31, 2011 (Unaudited) (Continued)

10.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

11.  Board Considerations Regarding Investment Management Agreement and Sub-Advisory Agreement

As required by the 1940 Act and in anticipation of the Transaction, at a meeting held on December 15, 2010, the Board of Trustees, including all of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), unanimously approved (i) an interim investment management agreement between the Adviser and the Trust on behalf of the Fund and an interim sub-advisory agreement between the Adviser and JOHCM (together, the "Interim Agreements") and (ii) a new investment management agreement between the Adviser and the Trust on behalf of the Fund and a new sub-advisory agreement between the Adviser and JOHCM (together, the "New Agreements"). The Interim Agreements provided that, during the interim period between the date of the Transaction and until shareholder approval of the New Agreements, the Adviser would continue to act as investment manager to the Fund and JOHCM would continue to act as sub-adviser on substantially the same terms and with the same fee structure as the Prior Agreements, except that the compensation earned by the Adviser and JOHCM would be held in interest bearing escrow accounts until shareholder approval of the New Agreements. Subsequently, at a meeting held on March 24, 2011, the Board, including a majority of the Independent Trustees, unanimously re-approved the New Agreements.

In determining whether to approve the Interim Agreements and New Agreements at the meeting held on December 15, 2010 and whether to approve the New Agreements at the meeting held on March 24, 2011, the Board exercised its business judgment and considered information about the Adviser and certain additional factors described below that the Board deemed relevant. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Interim Agreements and New Agreements.

(1)  The Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser.

The Board considered the scope and quality of services provided by the Adviser and JOHCM, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. The Trustees noted that, in addition to managing the investment program of the Fund, the Adviser and JOHCM provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that the Adviser pays for all compensation of officers of the Trust that are also employees of the Adviser.

The Board considered information it believed necessary to assess the stability of the Adviser and JOHCM as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Fund by the Adviser and JOHCM following the closing of the Transaction. The Trustees also considered the details of the anticipated ownership structure of the Adviser following the closing of the Transaction. The Board noted the anticipated long-term nature of the new ownership, and increasing benefits to management from the growth of assets under management, which should help the Adviser retain key management and investment personnel.

The Trustees considered information addressing the projected benefits to the Adviser expected to result from the Transaction. The Trustees considered management's expectation that the Adviser's current management group would remain intact. The Trustees reviewed the Adviser's actions to minimize the likelihood that the Adviser would have any departures of key personnel and whether compensation and other benefits expected to be offered by the Adviser in light of the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees.

The Board also considered the integration of Scotiabank's asset management business with that of DundeeWealth, Inc. At the March 24, 2011 meeting, management indicated that Scotiabank has determined to integrate its current asset management business under the leadership of David Goodman of DundeeWealth, Inc. which will provide continuity of leadership for DundeeWealth, Inc. and the Adviser. The Board also considered Scotiabank, which is one of the 5 largest banks in Canada and is its fasting growing as well as its reputation for being well-managed and conservative. In addition, the Board considered the Adviser's efforts both initially and on an ongoing basis to respond to questions from clients, potential clients and other sub-advisers regarding the Transaction and management's representation at the March 24, 2011 meeting that the Fund has not experienced client redemptions as a result of the Transaction.

On the basis of this evaluation, the Board concluded that the nature, quality and extent of services provided by the Adviser and Sub-Adviser were satisfactory.

(2)  The Performance of the Fund and the Adviser and Sub-Adviser.

The Trustees considered the investment experience of the Adviser and JOHCM. The Trustees considered the performance of the Fund as well as historical performance of other accounts managed by JOHCM using investment strategies substantially similar to those of the Fund. The Trustees also reviewed performance information and how the Fund ranked versus its respective peer group over various time periods. At the March 24, 2011 meeting, the Board noted the one-year performance of the Fund which ranked in the 1st percentile (or best performer) of its peer group.

JOHCM International Select Fund 2011 Semiannual Report
12

Notes to Financial Statements

March 31, 2011 (Unaudited) (Continued)

(3)  Cost of Services Provided and Profits Realized by the Adviser and Sub-Adviser.

In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to the Fund, the Board's analysis of the Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to a peer group. The Board considered the Fund's overall gross expense ratio and net expense ratio, in light of the Adviser's contractual expense limitation agreement, versus its respective peers. The information provided to the Board indicated that while the Fund's overall gross expense ratio was the highest in its peer group, the Fund's net expense ratio was ranked in the second quartile of its peer group. Management noted that the Adviser did not manage any institutional separate accounts and considered the Fund's sub-advisory fee rates as compared to fees charged by the Sub-Adviser for similarly managed institutional accounts. With respect to institutional accounts, the Board noted that generally, the mix of services provided and the level of responsibility required under the Sub-Advisory Agreement are greater as compared to the Sub-Adviser's obligations for managing the other accounts and that the advisory fees for the other accounts reflect significantly different competitive forces than those in the mutual fund marketplace. The Board considered the Adviser's and JOHCM's profitability. The Board also noted the Adviser's agreement to limit the total expenses of the Fund and that these expense limitations would not be affected by the Transaction. The Board also noted that the Sub-Adviser's fees are paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of the Sub-Adviser.

(4)  The Extent to Which Economies of Scale Will be Realized as the Fund Grows and Whether Fee Levels Reflect Those Economies of Scale.

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund's assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board considered that the Adviser anticipates that the Fund will realize economies of scale as asset levels grow, subject to the Adviser's right to recapture its prior waived fees or reimbursed expenses relating to the Fund. The Trustees also considered the duration of the current fee waiver agreements, noting that the Fund's current fee waiver agreement continues until July 31, 2012.

(5)  Ancillary Benefits and Other Factors.

In addition to the above factors, the Trustees also discussed other benefits received by the Adviser and JOHCM from their management of the Fund, including, without limitation, possible soft dollar benefits and the ability to market their advisory services for similar products in the future. The Trustees also considered the letter agreement entered into between the Adviser and Sub-Adviser which, subject to applicable law and fiduciary duties, could in certain circumstances, allow the Adviser to receive compensation from the Sub-Adviser in the event the Fund is reorganized out of the Trust. The Board considered management's assertion that certain fall-out benefits could ultimately accrue to Scotiabank such as increased product for various distribution channels and the use of Scotiabank's capital markets capabilities. The Board concluded that the advisory fees were reasonable in light of these fall-out benefits.

(6)  Section 15(f) and Rule 15a-4 of the 1940 Act.

At the December 15, 2010 meeting, the Trustees also considered whether the arrangements between the Adviser and the Fund comply with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing of the transaction, at least 75% of the board members of the Trust cannot be "interested persons" (as defined in the 1940 Act) of the investment adviser or predecessor adviser. Second, an "unfair burden" must not be imposed upon the Trust as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden" is defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from the Trust or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the Trust (other than bona fide ordinary compensation as principal underwriter for the Trust).

In connection with the first condition of Section 15(f), the Trustees noted that at least 75% of the Trustees are currently not "interested persons" (as defined in the 1940 Act) of the Adviser in compliance with this provision of Section 15(f). With respect to the second condition of Section 15(f), the Adviser has represented that the Transaction will not have an economic impact on the Adviser's ability to provide services to the Fund and no fee increases are contemplated and that, the Transaction will not result in an "unfair burden" (as defined in Section 15(f)) during the two-year period following the closing of the Transaction. The Adviser has represented that neither the Adviser nor any interested person of the Adviser will receive any compensation from the Trust or its shareholders, except as permitted pursuant to Section 15(f).

The Board also considered the requirements of Rule 15a-4. Management represented to the Board that the Transaction complies with all the requirements of Rule 15a-4.

Conclusion

The Board of Trustees, and separately all of the Independent Trustees, concluded that the fees payable under the Interim Agreements and New Agreements were fair and reasonable with respect to the services that the Adviser and Sub-Adviser would provide, in light of the factors described above that the Board

JOHCM International Select Fund 2011 Semiannual Report
13

Notes to Financial Statements

March 31, 2011 (Unaudited) (Continued)

deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

12.  Subsequent Events

(1) On April 8, 2011, the Fund held a special meeting of shareholders to:

(1) approve a new investment management agreement between DundeeWealth US and the Trust on behalf of the Fund; and

(2) approve a new sub-advisory agreement between DundeeWealth US and JO Hambro on behalf of the Fund.

Shareholders of record of the Fund on February 1, 2011 were entitled to vote on the proposals.

The proposals were approved by shareholders at the special meeting held on April 8, 2011 and the votes recorded during the special meeting are provided below. Percentage information relates to the votes recorded as a percentage of the outstanding shares on the record date.

	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
(Record date outstanding shares: 6,194,266.6380)
1	3,707,268.2160	59.85%	0	0%	3,812.8740	0.062%
2	3,707,268.2160	59.85%	0	0%	3,812.8740	0.062%

(2) On May 25, 2011, PricewaterhouseCoopers LLP (PwC) resigned as independent auditor for the Fund as a result of an independence conflict resulting from the Transaction (discussed under Note 4). KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees on May 25, 2011.

     The report of the financial statements audited by PwC for the Fund for the fiscal year ended September 30, 2010 did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal year ended September 30, 2010 and through May 25, 2011 there were no disagreements between the Fund and PwC on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PwC would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of such year.

Management has evaluated the impact on the Funds of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

JOHCM International Select Fund 2011 Semiannual Report
14

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Additional Fund Information

March 31, 2011
(Unaudited)

Proxy Voting Information

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or by downloading the Fund's Statement of Additional Information, which contains the policies and procedures as Appendix B, from the Fund's website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30, 2010 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

JOHCM International Select Fund 2011 Semiannual Report

Semiannual Report

March 31, 2011

Mount Lucas U.S. Focused Equity Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

3	Financial Statements

7	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2010 to March 31, 2011 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Mount Lucas U.S. Focused Equity Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Expense Ratio(1)	Expenses Paid During the Period 10/01/10 to 3/31/11(2)
Mount Lucas U.S. Focused Equity Fund - Class I
Actual Fund Return	$1,000.00	$1,210.11	0.95%	$5.23
Hypothetical 5% Return	$1,000.00	$1,020.19	0.95%	$4.78

(1)  Annualized, based on the Fund's expenses for the period.

(2)  Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
1

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund

March 31, 2011 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 14.7%
AutoNation, Inc.*	5,486	$194,040
Limited Brands, Inc.	6,510	214,049
Meredith Corp.	19,321	655,368
Netflix, Inc.*	866	205,528
The Interpublic Group of Companies, Inc.	14,706	184,854
Whirlpool Corp.	16,353	1,395,892
		2,849,731
Consumer Staples - 7.8%
Archer-Daniels-Midland Co.	42,203	1,519,730
Energy - 30.0%
Chevron Corp.	15,281	1,641,638
ConocoPhillips	9,523	760,507
Marathon Oil Corp.	15,138	807,007
Murphy Oil Corp.	10,015	735,301
National Oilwell Varco, Inc.	15,509	1,229,398
Pioneer Natural Resources Co.	4,381	446,512
Tesoro Corp.*	7,613	204,257
		5,824,620
Financials - 14.6%
American International Group, Inc.*	3,899	137,011
Apartment Investment & Management Co., Class A	7,088	180,531
CB Richard Ellis Group, Inc., Class A*	7,390	197,313
Genworth Financial, Inc., Class A*	11,053	148,773
The Chubb Corp.	12,322	755,462
The Travelers Companies, Inc.	12,134	721,730
Unum Group	26,505	695,756
		2,836,576
Industrials - 7.9%
General Dynamics Corp.	9,930	760,241
Huntington Ingalls Industries, Inc.*	1,846	76,616
Northrop Grumman Corp.	11,077	694,639
		1,531,496
Information Technology - 5.8%
Advanced Micro Devices, Inc.*	20,037	172,318
Akamai Technologies, Inc.*	3,909	148,542
F5 Networks, Inc.*	1,531	157,035
JDS Uniphase Corp.*	7,421	154,654
Lexmark International, Inc., Class A*	4,086	151,345
SanDisk Corp.*	3,433	158,227
Teradyne, Inc.*	9,865	175,696
		1,117,817
Materials - 1.4%
Cliffs Natural Resources, Inc.	2,669	262,309

	Number of Shares	Market Value
Telecommunication Services - 16.7%
AT&T, Inc.	49,987	$1,529,602
CenturyLink, Inc.	35,966	1,494,387
MetroPCS Communications, Inc.*	13,040	211,770
		3,235,759
Total Common Stocks (Cost $17,266,386)		19,178,038
	Principal Amount
SHORT-TERM INVESTMENTS - 1.8%
PNC Bank Money Market Account, 0.05%**, due 4/01/11	$344,557	344,557
Total Short-Term Investments (Cost $344,557)		344,557
Total Investments - 100.7% (Cost $17,610,943)***		19,522,595
Liabilities in Excess of Other Assets - (0.7)%		(132,810)
NET ASSETS - 100.0%		$19,389,785

*  Non-income producing security.

**  Current yield as of March 31, 2011.

***  Aggregate tax cost is $17,615,327 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$2,032,356
Gross unrealized depreciation	(125,088)
Net unrealized appreciation	$1,907,268
Sector Allocation (Unaudited)	% of Net Assets
Energy	30.0%
Telecommunication Services	16.7
Consumer Discretionary	14.7
Financials	14.6
Industrials	7.9
Consumer Staples	7.8
Information Technology	5.8
Materials	1.4
Cash and other	1.1
100.0%

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
2

Statement of Assets and Liabilities

Mount Lucas U.S. Focused Equity Fund

March 31, 2011 (Unaudited)

Assets:
Investments, at market value (cost $17,610,943)(Note 2 and Note 3)	$19,522,595
Receivable from Fund shares sold	75,000
Receivable from investment adviser (Note 4)	810
Dividends and interest receivable	4,873
Prepaid expenses	14,202
Total assets	19,617,480
Liabilities:
Payable for investments purchased	210,251
Administration and accounting fees payable (Note 5)	6,094
Custodian fees payable (Note 5)	3,587
Transfer agent fees payable (Note 5)	2,382
Trustees' fees payable (Note 4)	930
Chief Compliance Officer fees payable (Note 4)	415
Other accrued expenses	4,036
Total liabilities	227,695
Net Assets	$19,389,785
Net Assets consist of:
Paid-in capital	$17,894,295
Undistributed net investment income	70,697
Accumulated net realized loss on investments	(486,859)
Net unrealized appreciation on investments	1,911,652
Net Assets	$19,389,785
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	2,097,013
Net asset value, offering, and redemption price per share* (Note 2)	$9.25

*Shares of the Fund redeemed within 90 days of purchase are charged a 2% redemption fee.

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
3

Statement of Operations

Mount Lucas U.S. Focused Equity Fund

For the Six Months Ended March 31, 2011 (Unaudited)

Investment Income:
Dividends	$206,891
Interest	56
Total investment income	206,947
Expenses:
Investment advisory fees (Note 4)	60,955
Administration and accounting fees (Note 5)	24,053
Transfer agent fees (Note 5)	11,476
Custodian fees (Note 5)	10,135
Registration and filing fees	9,785
Legal fees	8,699
Audit fees	8,335
Printing fees	4,172
Chief Compliance Officer fees (Note 4)	2,870
Insurance expense	2,547
Trustees' fees and expenses (Note 4)	2,325
Other	1,980
Subtotal	147,332
Fees waived and reimbursed by Adviser (Note 4)	(70,123)
Net expenses	77,209
Net Investment Income	129,738
Realized and Unrealized Gain on Investments:
Net realized gain on investments	1,278,612
Net change in unrealized appreciation on investments	1,443,798
Net Realized and Unrealized Gain on Investments	2,722,410
Net Increase in Net Assets Resulting from Operations	$2,852,148

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
4

Statement of Changes in Net Assets

Mount Lucas U.S. Focused Equity Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment income	$129,738	$62,796
Net realized gain on investments	1,278,612	931,366
Net change in unrealized appreciation/depreciation on investments	1,443,798	(50,467)
Net Increase in Net Assets Resulting from Operations	2,852,148	943,695
Distributions to Shareholders from:
Net investment income	(100,712)	(42,436)
Total distributions to shareholders	(100,712)	(42,436)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	7,377,274	6,662,376
Shares issued as reinvestment of distributions	99,444	42,284
Shares redeemed	(565,425)	(1,857,322)
Net increase in net assets from shares of beneficial interest transactions	6,911,293	4,847,338
Redemption fees	138,911	12,820
Net increase in net assets	9,801,640	5,761,417
Net Assets:
Beginning of period	9,588,145	3,826,728
End of period	$19,389,785	$9,588,145
Undistributed net investment income	$70,697	$41,671
Shares of Beneficial Interest Transactions (Class I):
Shares sold	902,630	914,026
Shares issued as reinvestment of distributions	11,496	5,968
Shares redeemed	(63,974)	(262,337)
Net increase in shares outstanding	850,152	657,657

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
5

Financial Highlights

Mount Lucas U.S. Focused Equity Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/11 (Unaudited) Class I		For the Year Ended 9/30/10 Class I	For the Year Ended 9/30/09 Class I	For the Year Ended 9/30/08 Class I	For the Period Ended 9/30/07(1) Class I
Net asset value, beginning of period	$7.69		$6.49	$7.07	$10.00	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.07		0.07	0.10	0.12	-
Net realized and unrealized gain (loss) on investments	1.47		1.19	(0.51)	(2.99)	-
Total from investment operations	1.54		1.26	(0.41)	(2.87)	-
Less Distributions:
Dividends from net investment income	(0.05)		(0.07)	(0.17)	(0.06)	-
Total distributions	(0.05)		(0.07)	(0.17)	(0.06)	-
Redemption fees added to paid-in capital (2)	0.07		0.01	0.00 (3)	-	-
Net asset value, end of period	$9.25		$7.69	$6.49	$7.07	$10.00
Total return	21.01	%(4)	19.60%	(5.16)%	(28.88)%	-%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$19,390		$9,588	$3,827	$4,725	$-
Operating expenses:
Before expense reimbursement/waiver	1.81	%(5)	3.39%	7.91%	6.39%	-%
After expense reimbursement/waiver	0.95	%(5)	0.95%	0.95%	0.95%	-%

Net investment income:

After expense reimbursement/waiver	1.60	%(5)	0.95%	1.92%	1.41%	-%
Portfolio turnover rate	49.95	%(4)	120.20%	178.60%	89.99%	-%

(1)  The Fund commenced operations on September 28, 2007.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Amount represents less than $0.005.

(4)  Non-annualized.

(5)  Annualized.

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
6

Notes to Financial Statements

March 31, 2011 (Unaudited)

1.  Organization

The Mount Lucas U.S. Focused Equity Fund (the "Fund") is a separate series of the DundeeWealth Funds (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006, as amended and restated September 14, 2010. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2011, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on September 28, 2007. The financial statements of the remaining series in the Trust are presented in separate documents.

The Fund seeks long-term capital appreciation and invests in large capitalization U.S. common stocks with value characteristics. Under normal market conditions, the Fund invests at least 80% of its assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 20 and 40 stocks.

It is expected that a significant portion of the Fund's assets will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy and result in increased overall expenses for the remaining shareholders.

Non-Diversification Risks

The Fund has a non-diversified investment portfolio, as defined under the Investment Company Act of 1940, as amended (the "1940 Act") and invests in a limited number of issuers. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

2.  Significant Accounting Policies

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") has become the exclusive reference of authoritative United States of America ("U.S.") generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with GAAP in the U.S requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Derivative Financial Instruments – The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management Corp.'s (the "Sub-Adviser" or "Mount Lucas") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
7

Notes to Financial Statements
(Continued)

Derivative contracts are not accounted for as hedging instruments under GAAP.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the six months ended March 31, 2011, the Fund had no investments in futures contracts or options on futures.

Options – The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations.

During the six months ended March 31, 2011, the Fund had no investments in options.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses – Expenses attributable to the Fund shall be payable solely out of the assets of the Fund. Expenses not attributable specifically to a fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") per share for each class of shares of the Fund is the value of that class's portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern time).

Distributions to Shareholders – The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

Redemption Fees – The Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund's investments as of March 31, 2011, is as follows:

Level 1 – Quoted Prices*	$19,522,595
Total Market Value of Investments	$19,522,595

*  Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at March 31, 2011 or September 30, 2010.

In January 2010, FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund's financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund's financial statements except for additional disclosures made in the notes.

4.  Investment Advisory Fees and Other Transactions

On February 1, 2011, Dundee Corporation, the largest shareholder of DundeeWealth US's parent company, DundeeWealth, sold its ownership interest in DundeeWealth to the Bank of Nova Scotia (the "Transaction"). The Transaction constituted an assignment, automatically terminating the then current investment management agreement between DundeeWealth US and the Trust on behalf of the Fund and the sub-advisory agreement between

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
8

Notes to Financial Statements
(Continued)

DundeeWealth US and Mount Lucas on behalf of the Fund (together, the "Prior Agreements") in accordance with the 1940 Act. In anticipation of the Transaction, the Board of Trustees approved interim investment management and sub-advisory agreements (the "Interim Agreements") and a new investment management agreement (the "Advisory Agreement") and a new sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "New Agreements"). The Interim Agreements provided that, during the interim period between the date of the Transaction and until shareholder approval of the New Agreements was obtained at a special meeting of shareholders of the Funds held on April 8, 2011, DundeeWealth US and Mount Lucas were able to continue to act as investment adviser and sub-adviser to the Fund on substantially the same terms and with the same fee structure as the Prior Agreements, except that the compensation earned by DundeeWealth US and Mount Lucas was held in interest bearing escrow accounts until after shareholder approval of the New Agreements on April 8, 2011. Information concerning the Board of Trustees' considerations regarding the Interim and New Agreements is provided under Note 10 and the voting results of the special meeting of shareholders of the Fund is provided under Note 11.

Under the Advisory Agreement, DundeeWealth US is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the average daily net assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over Mount Lucas and is responsible for the investment performance of the Fund.

Sub-advisory fees paid to Mount Lucas under the Sub-Advisory Agreement are paid by DundeeWealth US, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Mount Lucas provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment sub-adviser to the Fund, Mount Lucas is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Mount Lucas will be paid 0.25% on the first $200,000,000 and 0.60% on the balance of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.95% for the Class I shares of the Fund until January 31, 2012 ("Expense Limitation"). The Trust has agreed, commencing September 27, 2010, to carry forward, for a period not to exceed three years from the date on which a waiver or reimbursement is made by DundeeWealth US, any fees or expenses in excess of the applicable expense limitation that are waived, reimbursed or assumed by DundeeWealth US under the Expense Limitation and to repay DundeeWealth the amount of such excess fees or expenses. For the six months ended March 31, 2011, the Adviser reimbursed the Fund $70,123. The balance of recoverable expenses to the Adviser at March 31, 2011 was $71,579.

For the year ended September 30, 2010, expiring September 30, 2013	$1,456
For the six months ended March 31, 2011, expiring September 30, 2014	70,123
Balances of Recoverable Expenses to the Adviser	$71,579

The Trust does not pay any fees to its Officers for their services as such. Currently, Martin Dziura of Cipperman Compliance Services serves as Chief Compliance Officer for the Trust. Mr. Dziura does not receive compensation for this position. However, Cipperman Compliance Services is compensated for the compliance services it provides to the Trust. For the six months ended March 31, 2011, the Fund was allocated $2,870 in Chief Compliance Officer fees. The Trust also pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per Fair Value Pricing Committee meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

5.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. ("BNYMIS"), formerly known as PNC Global Investment Servicing (U.S.) Inc., to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month.

Foreside Fund Services, LLC (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act. As of April 2011, The Bank of New York Mellon will be the Custodian.

6.  Distributions To Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2010 was as follows:

Year Ended September 30, 2010
Distribution paid from:
Ordinary income	$42,436

7.  Investment Transactions

Investment transactions for the six months ended March 31, 2011, excluding temporary short-term investments for the Fund, were as follows:

Purchases	Sales
$14,850,212	$7,850,580

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
9

Notes to Financial Statements
(Continued)

8.  Federal Income Taxes

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

As of September 30, 2010, the Fund had a capital loss carryforward of $1,757,535, which is available to reduce future required distributions of net capital gains to shareholders. $953,379 is available through 2017 and $804,156 is available through 2018.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended September 30, 2008 through September 30, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund's tax positions to determine if adjustments to this conclusion are necessary.

9.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

10.  Board Considerations Regarding Investment Management Agreement and Sub-Advisory Agreement

As required by the 1940 Act and in anticipation of the Transaction, at a meeting held on December 15, 2010, the Board of Trustees, including all of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), unanimously approved (i) an interim investment management agreement between the Adviser and the Trust on behalf of the Fund and an interim sub-advisory agreement between the Adviser and Mount Lucas (together, the "Interim Agreements") and (ii) a new investment management agreement between the Adviser and the Trust on behalf of the Fund and a new sub-advisory agreement between the Adviser and Mount Lucas (together, the "New Agreements"). The Interim Agreements provided that, during the interim period between the date of the Transaction and until shareholder approval of the New Agreements, the Adviser would continue to act as investment manager to the Fund and Mount Lucas would continue to act as sub-adviser on substantially the same terms and with the same fee structure as the Prior Agreements, except that the compensation earned by the Adviser and Mount Lucas would be held in interest bearing escrow accounts until shareholder approval of the New Agreements. Subsequently, at a meeting held on March 24, 2011, the Board, including a majority of the Independent Trustees, unanimously re-approved the New Agreements.

In determining whether to approve the Interim Agreements and New Agreements at the meeting held December 15, 2011 and whether to approve the New Agreements at the meeting held March 24, 2011, the Board exercised its business judgment and considered information about the Adviser and certain additional factors described below that the Board deemed relevant. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Interim Agreements and New Agreements.

(1)  The Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser.

The Board considered the scope and quality of services provided by the Adviser and Mount Lucas, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. The Trustees noted that, in addition to managing the investment program of the Fund, the Adviser and Sub-Adviser provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that the Adviser pays for all compensation of officers of the Trust that are also employees of the Adviser.

The Board considered information it believed necessary to assess the stability of the Adviser and Mount Lucas as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Fund by the Adviser and Mount Lucas following the closing of the Transaction. The Trustees also considered the details of the anticipated ownership structure of the Adviser following the closing of the Transaction. The Board noted the anticipated long-term nature of the new ownership, and increasing benefits to management from the growth of assets under management, which should help the Adviser retain key management and investment personnel.

The Trustees considered information addressing the projected benefits to the Adviser expected to result from the Transaction. The Trustees considered management's expectation that the Adviser's current management group would remain intact. The Trustees reviewed the Adviser's actions to minimize the likelihood that the Adviser would have any departures of key personnel and whether compensation and other benefits expected to be offered by the Adviser in light of the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees.

The Board also considered the integration of Scotiabank's asset management business with that of DundeeWealth, Inc. At the March 24, 2011 meeting, management indicated that

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
10

Notes to Financial Statements
(Continued)

Scotiabank has determined to integrate its current asset management business under the leadership of David Goodman of DundeeWealth, Inc. which will provide continuity of leadership for DundeeWealth, Inc. and the Adviser. The Board also considered Scotiabank, which is one of the 5 largest banks in Canada and is its fasting growing as well as its reputation for being well-managed and conservative. In addition, the Board considered the Adviser's efforts both initially and on an ongoing basis to respond to questions from clients, potential clients and other sub-advisers regarding the Transaction and management's representation at the March 24, 2011 meeting, that the Fund has not experienced client redemptions as a result of the Transaction.

On the basis of this evaluation, the Board concluded that the nature, quality and extent of services provided by the Adviser and Sub-Adviser were satisfactory.

(2)  The Performance of the Fund and the Adviser and Sub-Adviser.

The Trustees considered the investment experience of the Adviser and Mount Lucas. The Trustees considered the performance of the Fund as well as historical performance of other accounts managed by Mount Lucas using investment strategies substantially similar to those of the Fund. The Trustees also reviewed performance and how the Fund ranked versus its respective peer group over various time periods. At the March 24, 2011 meeting, the Board noted the one-year performance of the Fund which ranked in the 1st percentile (or best performer) of its peer group.

(3)  Cost of Services Provided and Profits Realized by the Adviser and Sub-Adviser.

In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to the Fund, the Board's analysis of the Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to a peer group. The Board considered the Fund's overall gross expense ratio and net expense ratio, in light of the Adviser's contractual expense limitation agreement, versus its respective peers. The information provided to the Board indicated that while the Fund's overall gross expense ratio was among the highest in its peer group, the Fund's net expense ratio was ranked in the first quartile of its peer group. Management noted that the Adviser did not manage any institutional separate accounts and considered the Fund's sub-advisory fee rates as compared to fees charged by the Sub-Adviser for similarly managed institutional accounts. With respect to institutional accounts, the Board noted that generally, the mix of services provided and the level of responsibility required under the Sub-Advisory Agreement are greater as compared to the Sub-Adviser's obligations for managing the other accounts and that the advisory fees for the other accounts reflect significantly different competitive forces than those in the mutual fund marketplace. The Board considered the Adviser's and Mount Lucas' profitability. The Board also noted the Adviser's agreement to limit the total expenses of the Fund and that these expense limitations would not be affected by the Transaction. The Board also noted that the Sub-Adviser's fees are paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of the Sub-Adviser.

(4)  The Extent to Which Economies of Scale Will be Realized as the Fund Grows and Whether Fee Levels Reflect Those Economies of Scale.

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund's assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board considered that the Adviser anticipates that the Fund will realize economies of scale as asset levels grow, subject to the Adviser's right to recapture its prior waived fees or reimbursed expenses relating to the Fund. The Trustees also considered the duration of the current fee waiver agreements, noting that the Fund's current fee waiver agreement continues until January 31, 2012.

(5)  Ancillary Benefits and Other Factors.

In addition to the above factors, the Trustees also discussed other benefits received by the Adviser and Mount Lucas from their management of the Fund, including, without limitation, possible soft dollar benefits and the ability to market their advisory services for similar products in the future. The Trustees also considered the letter agreement entered into between the Adviser and Sub-Adviser which, subject to applicable law and fiduciary duties, could in certain circumstances, allow the Adviser to receive compensation from the Sub-Adviser in the event the Fund is reorganized out of the Trust. The Board considered management's assertion that certain fall-out benefits could ultimately accrue to Scotiabank such as increased product for various distribution channels and the use of Scotiabank's capital markets capabilities. The Board concluded that the advisory fees were reasonable in light of these fall-out benefits.

(6)  Section 15(f) and Rule 15a-4 of the 1940 Act.

At the December 15, 2010 meeting, the Trustees also considered whether the arrangements between the Adviser and the Fund comply with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing of the transaction, at least 75% of the board members of the Trust cannot be "interested persons" (as defined in the 1940 Act) of the investment adviser or predecessor adviser. Second, an "unfair burden" must not be imposed upon the Trust as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden" is

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
11

Notes to Financial Statements
(Continued)

defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from the Trust or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the Trust (other than bona fide ordinary compensation as principal underwriter for the Trust).

In connection with the first condition of Section 15(f), the Trustees noted that at least 75% of the Trustees are currently not "interested persons" (as defined in the 1940 Act) of the Adviser in compliance with this provision of Section 15(f). With respect to the second condition of Section 15(f), the Adviser has represented that the Transaction will not have an economic impact on the Adviser's ability to provide services to the Fund and no fee increases are contemplated and that, the Transaction will not result in an "unfair burden" (as defined in Section 15(f)) during the two-year period following the closing of the Transaction. The Adviser has represented that neither the Adviser nor any interested person of the Adviser will receive any compensation from the Trust or its shareholders, except as permitted pursuant to Section 15(f).

The Board also considered the requirements of Rule 15a-4. Management represented to the Board that the Transaction complies with all the requirements of Rule 15a-4.

Conclusion

The Board of Trustees, and separately all of the Independent Trustees, concluded that the fees payable under the Interim Agreements and New Agreements were fair and reasonable with respect to the services that the Adviser and Sub-Adviser would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

11.  Subsequent Events

(1) On April 8, 2011, the Fund held a special meeting of shareholders to:

(1) approve a new investment management agreement between DundeeWealth US and the Trust on behalf of the Fund; and

(2) approve a new sub-advisory agreement between DundeeWealth US and Mount Lucas on behalf of the Fund.

Shareholders of record of the Fund on February 1, 2011 were entitled to vote on the proposals.

The proposals were approved by shareholders at the special meeting held on April 8, 2011 and the votes recorded during the special meeting are provided below. Percentage information relates to the votes recorded as a percentage of the outstanding shares on the record date.

	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
(Record date outstanding shares: 1,979,360.1590)
1	1,739,319.2590	87.873%	0	0%	0	0%
2	1,739,319.2590	87.873%	0	0%	0	0%

(2) On May 25, 2011, PricewaterhouseCoopers LLP (PwC) resigned as independent auditor for the Fund as a result of an independence conflict resulting from the Transaction (discussed under Note 4). KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees on May 25, 2011.

     The report of the financial statements audited by PwC for the Fund for the fiscal year ended September 30, 2010 did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal year ended September 30, 2010 and through May 25, 2011 there were no disagreements between the Fund and PwC on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PwC would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of such year.

Management has evaluated the impact on the Funds of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report
12

This page is left blank intentionally.

Additional Fund Information

March 31, 2011
(Unaudited)

Proxy Voting Information

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or or by downloading the Fund's Statement of Additional Information, which contains the policies and procedures Appendix B, from the Fund's website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30, 2010 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mount Lucas U.S. Focused Equity Fund 2011 Semiannual Report

Semiannual Report

March 31, 2011

Smith Group Large Cap Core Growth Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

3	Financial Statements

7	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2010 to March 31, 2011 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Smith Group Large Cap Core Growth Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Expense Ratio(1)	Expenses Paid During the Period 10/01/10 to 3/31/11(2)
Smith Group Large Cap Core Growth Fund - Class I
Actual Fund Return	$1,000.00	$1,269.38	0.79%	$4.47
Hypothetical 5% Return	$1,000.00	$1,020.99	0.79%	$3.98

(1)  Annualized, based on the Fund's expenses for the period.

(2)  Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report
1

Schedule of Investments

Smith Group Large Cap Core Growth Fund

March 31, 2011 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 14.6%
Autoliv, Inc.	14,240	$1,057,035
Bed Bath & Beyond, Inc.*	21,670	1,046,011
Limited Brands, Inc.	36,180	1,189,598
Mattel, Inc.	44,320	1,104,898
priceline.com, Inc.*	2,415	1,223,053
Ross Stores, Inc.	16,040	1,140,765
		6,761,360
Consumer Staples - 5.4%
Corn Products International, Inc.	22,600	1,171,132
Whole Foods Market, Inc.	20,500	1,350,950
		2,522,082
Energy - 12.5%
Chevron Corp.	10,400	1,117,272
Cimarex Energy Co.	10,100	1,163,924
Exxon Mobil Corp.	13,010	1,094,531
Halliburton Co.	23,700	1,181,208
Helmerich & Payne, Inc.	18,090	1,242,602
		5,799,537
Financials - 14.1%
American Express Co.	24,080	1,088,416
Capital One Financial Corp.	21,780	1,131,689
East West Bancorp, Inc.	47,400	1,040,904
Franklin Resources, Inc.	8,770	1,096,952
JPMorgan Chase & Co.	23,378	1,077,726
Raymond James Financial, Inc.	29,190	1,116,226
		6,551,913
Health Care - 14.2%
Celgene Corp.*	18,700	1,075,811
Endo Pharmaceuticals Holdings, Inc.*	31,400	1,198,224
Express Scripts, Inc.*	19,040	1,058,814
McKesson Corp.	13,810	1,091,681
The Cooper Companies, Inc.	15,800	1,097,310
Watson Pharmaceuticals, Inc.*	19,100	1,069,791
		6,591,631
Industrials - 9.4%
Eaton Corp.	19,800	1,097,712
Illinois Tool Works, Inc.	19,260	1,034,647
Manpower, Inc.	16,930	1,064,558
Parker Hannifin Corp.	12,000	1,136,160
		4,333,077
Information Technology - 19.4%
ANSYS, Inc.*	20,080	1,088,135
Apple, Inc.*	3,130	1,090,648
Arrow Electronics, Inc.*	27,500	1,151,700
BMC Software, Inc.*	22,090	1,098,757
Check Point Software Technologies, Ltd.*	23,400	1,194,570
Google, Inc., Class A*	1,776	1,041,109

	Number of Shares	Market Value
Information Technology (continued)
International Business Machines Corp.	6,560	$1,069,739
TIBCO Software, Inc.*	46,600	1,269,850
		9,004,508
Materials - 4.7%
CF Industries Holdings, Inc.	8,300	1,135,357
Freeport-McMoRan Copper & Gold, Inc.	19,000	1,055,450
		2,190,807
Telecommunication Services - 2.8%
MetroPCS Communications, Inc.*	78,800	1,279,712
Total Common Stocks (Cost $34,202,106)		45,034,627
	Principal Amount
SHORT-TERM INVESTMENTS - 2.4%
PNC Bank Money Market Account, 0.05%**, due 4/01/11	$1,103,010	1,103,010
Total Short-Term Investments (Cost $1,103,010)		1,103,010
Total Investments - 99.5% (Cost $35,305,116)***		46,137,637
Other Assets Less Liabilities - 0.5%		215,592
NET ASSETS - 100.0%		$46,353,229

*  Non-income producing security.

**  Current yield as of March 31, 2011.

***  Aggregate tax cost is $35,325,742 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$10,942,654
Gross unrealized depreciation	(130,759)
Net unrealized appreciation	$10,811,895
Sector Allocation (Unaudited)	% of Net Assets
Information Technology	19.4%
Consumer Discretionary	14.6
Health Care	14.2
Financials	14.1
Energy	12.5
Industrials	9.4
Consumer Staples	5.4
Materials	4.7
Telecommunication Services	2.8
Cash and other	2.9
100.0%

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report
2

Statement of Assets and Liabilities

Smith Group Large Cap Core Growth Fund

March 31, 2011 (Unaudited)

Assets:
Investments, at market value (cost $35,305,116) (Note 2 and Note 3)	$46,137,637
Receivable from Fund shares sold	249,937
Dividends and interest receivable	18,223
Prepaid expenses	24,965
Other assets	14,881
Total assets	46,445,643
Liabilities:
Payable for Fund shares redeemed	37,706
Transfer agent fees payable (Note 5)	14,035
Custodian fees payable (Note 5)	10,466
Administration and accounting fees payable (Note 5)	10,399
Trustees' fees payable (Note 4)	2,742
Investment advisory fee payable (Note 4)	2,427
Chief Compliance Officer fees payable (Note 4)	1,014
Printing fees payable	13,625
Total liabilities	92,414
Net Assets	$46,353,229
Net Assets consist of:
Paid-in capital	$44,711,842
Distributions in excess of net investment income	(24,014)
Accumulated net realized loss on investments	(9,167,120)
Net unrealized appreciation on investments	10,832,521
Net Assets	$46,353,229
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	5,423,289
Net asset value, offering, and redemption price per share* (Note 2)	$8.55

*Shares of the Fund redeemed within 90 days of purchase are charged a 2% redemption fee.

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report
3

Statement of Operations

Smith Group Large Cap Core Growth Fund

For the Six Months Ended March 31, 2011 (Unaudited)

Investment Income:
Dividends	$345,017
Interest	263
Total investment income	345,280
Expenses:
Investment advisory fees (Note 4)	139,772
Administration and accounting fees (Note 5)	42,444
Transfer agent fees (Note 5)	30,864
Legal fees	28,218
Audit fees	18,951
Custodian fees (Note 5)	17,245
Registration and filing fees	16,068
Insurance expense	10,040
Chief Compliance Officer fees (Note 4)	8,350
Trustees' fees and expenses (Note 4)	7,541
Printing fees	5,562
Other	2,735
Subtotal	327,790
Fees waived and reimbursed by Adviser (Note 4)	(146,774)
Net expenses	181,016
Net Investment Income	164,264
Realized and Unrealized Gain on Investments:
Net realized gain on investments	3,349,081
Net change in unrealized appreciation on investments	7,401,963
Net Realized and Unrealized Gain on Investments	10,751,044
Net Increase in Net Assets Resulting from Operations	$10,915,308

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report
4

Statement of Changes in Net Assets

Smith Group Large Cap Core Growth Fund

	For the Six Months Ended March 31, 2011 (Unaudited)	For the Year Ended September 30, 2010
Operations:
Net investment income	$164,264	$117,811
Net realized gain on investments	3,349,081	1,896,009
Net change in unrealized appreciation on investments	7,401,963	358,822
Net Increase in Net Assets Resulting from Operations	10,915,308	2,372,642
Distributions to Shareholders from:
Net investment income	(235,661)	(119,614)
Total distributions to shareholders	(235,661)	(119,614)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	8,174,996	24,854,573
Shares issued as reinvestment of distributions	212,617	108,625
Shares redeemed	(14,705,164)	(12,107,094)
Net increase (decrease) in net assets from shares of beneficial interest transactions	(6,317,551)	12,856,104
Redemption fees	1,594	76
Net increase in net assets	4,363,690	15,109,208
Net Assets:
Beginning of period	41,989,539	26,880,331
End of period	$46,353,229	$41,989,539
Undistributed (distributions in excess of) net investment income	$(24,014)	$47,383
Shares of Beneficial Interest Transactions (Class I):
Shares sold	1,072,970	3,818,588
Shares issued as reinvestment of distributions	27,577	16,459
Shares redeemed	(1,878,325)	(1,891,738)
Net increase (decrease) in shares outstanding	(777,778)	1,943,309

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report
5

Financial Highlights

Smith Group Large Cap Core Growth Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/11 (Unaudited) Class I		For the Year Ended 9/30/10 Class I	For the Year Ended 9/30/09 Class I	For the Year Ended 9/30/08 Class I	For the Period Ended 9/30/07(1) Class I
Net asset value, beginning of period	$6.77		$6.31	$7.87	$10.31	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.03		0.02	0.02	0.02	0.01
Net realized and unrealized gain (loss) on investments	1.79		0.46	(1.56)	(2.43)	0.30
Total from investment operations	1.82		0.48	(1.54)	(2.41)	0.31
Less Distributions:
Dividends from net investment income	(0.04)		(0.02)	(0.02)	(0.03)	-
Total distributions	(0.04)		(0.02)	(0.02)	(0.03)	-
Redemption fees added to paid-in capital (2)	0.00	(3)	0.00 (3)	-	-	-
Net asset value, end of period	$8.55		$6.77	$6.31	$7.87	$10.31
Total return	26.94	%(4)	7.64%	(19.59)%	(23.46)%	3.10	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$46,353		$41,990	$26,880	$29,548	$15,405
Operating expenses:
Before expense reimbursement/waiver	1.43	%(5)	1.99%	2.59%	2.59%	7.82	%(5)
After expense reimbursement/waiver	0.79	%(5)	0.79%	0.79%	0.79%	0.79	%(5)
Net investment income:
After expense reimbursement/waiver	0.72	%(5)	0.32%	0.35%	0.20%	0.79	%(5)
Portfolio turnover rate	34.78	%(4)	90.26%	138.18%	112.00%	11.99	%(4)

(1)  The Fund commenced operations on May 31, 2007.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Amount represent less than $0.005.

(4)  Non-annualized.

(5)  Annualized.

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report
6

Notes to Financial Statements

March 31, 2011 (Unaudited)

1.  Organization

The Smith Group Large Cap Core Growth Fund (the "Fund") is a separate series of the DundeeWealth Funds (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006, as amended and restated September 14, 2010. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2011, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on May 31, 2007. The financial statements of the remaining series in the Trust are presented in separate documents.

The Fund seeks long-term capital appreciation and, under normal market conditions, invests at least 80% of its assets in U.S. common stocks and other equity securities of large capitalization companies which Smith Asset Management Group, LP (the "Sub-Adviser" or "Smith") believes have the highest probability of an earnings growth rate that exceeds investor expectations.

It is expected that a significant portion of the Fund's assets will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy and result in increased overall expenses for the remaining shareholders.

2.  Significant Accounting Policies

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") has become the exclusive reference of authoritative United States of America ("U.S.") generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with GAAP in the U.S requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Derivative Financial Instruments – The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith's prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under GAAP.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the six months ended March 31, 2011, the Fund had no investments in futures contracts.

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report
7

Notes to Financial Statements
(Continued)

Options – The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations.

During the six months ended March 31, 2011, the Fund had no investments in options.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses – Expenses attributable to the Fund shall be payable solely out of the assets of the Fund. Expenses not attributable specifically to a fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") per share for each class of shares of the Fund is the value of that class's portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern time).

Distributions to Shareholders – The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

Redemption Fees – The Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund's investments as of March 31, 2011, is as follows:

Level 1 – Quoted Prices*	$46,137,637
Total Market Value of Investments	$46,137,637

*  Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at March 31, 2011 or September 30, 2010.

In January 2010, FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund's financial statements. The remainder of amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund's financial statements except for additional disclosures made in the notes.

4.  Investment Advisory Fees and Other Transactions

On February 1, 2011, Dundee Corporation, the largest shareholder of DundeeWealth US's parent company, DundeeWealth, sold its ownership interest in DundeeWealth to the Bank of Nova Scotia (the "Transaction"). The Transaction constituted an assignment, automatically terminating the then current investment management agreement between DundeeWealth US and the Trust on behalf of the Fund and the sub-advisory agreement between DundeeWealth US and Smith on behalf of the Fund (together, the "Prior Agreements") in accordance with the 1940 Act. In anticipation of the Transaction, the Board of Trustees approved interim investment management and sub-advisory agreements (the "Interim Agreements") and a new investment management agreement (the "Advisory Agreement") and a new sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "New Agreements"). The Interim Agreements provided that, during the interim period between the date of the Transaction and until shareholder approval of the New Agreements was obtained at a special meeting of shareholders of the Fund held on April 8, 2011, DundeeWealth US and Smith were able to continue to act as investment adviser and sub-adviser to the Fund on substantially the same terms and with the same fee structure as the Prior Agreements, except that the compensation

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report
8

Notes to Financial Statements
(Continued)

earned by DundeeWealth US and Smith was held in interest bearing escrow accounts until after shareholder approval of the New Agreements on April 8, 2011. Information concerning the Board of Trustees' considerations regarding the Interim and New Agreements is provided under Note 10 and the voting results of the special meeting of shareholders of the Fund is provided under Note 11.

Under the Advisory Agreement, DundeeWealth US is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.61% of the average daily net assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over Smith and is responsible for the investment performance of the Fund.

Sub-advisory fees are paid by DundeeWealth US, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Smith provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment sub-adviser to the Fund, Smith is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Smith will be paid 0.30% on the first $100,000,000; 0.35% on the next $400,000,000; 0.40% on the next $500,000,000; and 0.35% on the balance of the average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.79% for the Class I shares of the Fund until January 31, 2012 ("Expense Limitation"). The Trust has agreed, commencing May 28, 2010, to carry forward, for a period not to exceed three years from the date on which a waiver or reimbursement is made by DundeeWealth US, any fees or expenses in excess of the applicable expense limitation that are waived, reimbursed or assumed by DundeeWealth US under the Expense Limitation and to repay DundeeWealth the amount of such excess fees or expenses. For the six months ended March 31, 2011, the Adviser reimbursed the Fund $146,774. The balance of recoverable expenses to the Adviser at March 31, 2011 was $318,065.

For the year ended September 30, 2010, expiring September 30, 2013	$171,291
For the six months ended March 31, 2011, expiring September 30, 2014	146,774
Balances of Recoverable Expenses to the Adviser	$318,065

The Trust does not pay any fees to its Officers for their services as such. Currently, Martin Dziura of Cipperman Compliance Services serves as Chief Compliance Officer for the Trust. Mr. Dziura does not receive compensation for this position. However, Cipperman Compliance Services is compensated for the compliance services it provides to the Trust. For the six months ended March 31, 2011, the Fund was allocated $8,350 in Chief Compliance Officer fees. The Trust also pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per Fair Value Pricing Committee meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

5.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. ("BNYMIS"), formerly known as PNC Global Investment Servicing (U.S.) Inc., to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month.

Foreside Fund Services, LLC (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act. As of April 2011, The Bank of New York Mellon will be the Custodian.

6.  Distributions To Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2010 was as follows:

Year Ended September 30, 2010
Distribution paid from:
Ordinary income	$119,614

7.  Investment Transactions

Investment transactions for the six months ended March 31, 2011, excluding temporary short-term investments for the Fund, were as follows:

Purchases	Sales
$15,294,415	$22,395,970

8.  Federal Income Taxes

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

As of September 30, 2010, the Fund had a capital loss carryforward of $12,482,082, which is available to reduce future required distributions of net capital gains to shareholders. $274,339 is available through 2016; $5,652,354 is available through 2017; and $6,555,389 is available through 2018.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2011, the Fund did not incur any

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report
9

Notes to Financial Statements
(Continued)

income tax, interest, or penalties. As of March 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended September 30, 2007 through September 30, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund's tax positions to determine if adjustments to this conclusion are necessary.

9.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

10.  Board Considerations Regarding Investment Management Agreement and Sub-Advisory Agreement

As required by the 1940 Act and in anticipation of the Transaction, at a meeting held on December 15, 2010, the Board of Trustees, including all of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), unanimously approved (i) an interim investment management agreement between the Adviser and the Trust on behalf of the Fund and an interim sub-advisory agreement between the Adviser and Smith Group (together, the "Interim Agreements") and (ii) a new investment management agreement between the Adviser and the Trust on behalf of the Fund and a new sub-advisory agreement between the Adviser and Smith Group (together, the "New Agreements"). The Interim Agreements provided that, during the interim period between the date of the Transaction and until shareholder approval of the New Agreements, the Adviser would continue to act as investment manager to the Fund and Smith Group would continue to act as sub-adviser on substantially the same terms and with the same fee structure as the Prior Agreements, except that the compensation earned by the Adviser and Smith Group would be held in interest bearing escrow accounts until shareholder approval of the New Agreements. Subsequently, at a meeting held on March 24, 2011, the Board, including a majority of the Independent Trustees, unanimously re-approved the New Agreements.

In determining whether to approve the Interim Agreements and New Agreements at the meeting held on December 15, 2010 and whether to approve the New Agreements at the meeting held on March 24, 2011, the Board exercised its business judgment and considered information about the Adviser and certain additional factors described below that the Board deemed relevant. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Interim Agreements and New Agreements.

(1)  The Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser.

The Board considered the scope and quality of services provided by the Adviser and Smith Group, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. The Trustees noted that, in addition to managing the investment program of the Fund, the Adviser and Sub-Adviser provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that the Adviser pays for all compensation of officers of the Trust that are also employees of the Adviser.

The Board considered information it believed necessary to assess the stability of the Adviser and Smith Group as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Fund by the Adviser and Smith Group following the closing of the Transaction. The Trustees also considered the details of the anticipated ownership structure of the Adviser following the closing of the Transaction. The Board noted the anticipated long-term nature of the new ownership, and increasing benefits to management from the growth of assets under management, which should help the Adviser retain key management and investment personnel.

The Trustees considered information addressing the projected benefits to the Adviser expected to result from the Transaction. The Trustees considered management's expectation that the Adviser's current management group would remain intact. The Trustees reviewed the Adviser's actions to minimize the likelihood that the Adviser would have any departures of key personnel and whether compensation and other benefits expected to be offered by the Adviser in light of the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees.

The Board also considered the integration of Scotiabank's asset management business with that of DundeeWealth, Inc. At the March 24, 2011 meeting, management indicated that Scotiabank has determined to integrate its current asset management business under the leadership of David Goodman of DundeeWealth, Inc. which will provide continuity of leadership for DundeeWealth, Inc. and the Adviser. The Board also considered Scotiabank, which is one of the 5 largest banks in Canada and is its fasting growing as well as its reputation for being well-managed and conservative. In addition, the Board considered the Adviser's efforts both initially and on an ongoing basis to respond to questions from clients, potential clients and other sub-advisers regarding the Transaction and management's representation at the March 24, 2011 meeting that the Fund has not experienced client redemptions as a result of the Transaction.

On the basis of this evaluation, the Board concluded that the nature, quality and extent of services provided by the Adviser and Sub-Adviser were satisfactory.

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report
10

Notes to Financial Statements
(Continued)

(2)  The Performance of the Fund and the Adviser and Sub-Adviser.

The Trustees considered the investment experience of the Adviser and Smith Group. The Trustees considered the performance of the Fund as well as historical performance of other accounts managed by Smith Group using investment strategies substantially similar to those of the Fund. The Trustees also reviewed performance and how the Fund ranked versus its respective peer group over various time periods. At the March 24, 2011 meeting, the Board considered that Smith Group had consistently implemented its investment philosophy and that over the long-term, the investment philosophy had historically produced value for shareholders. The Board also considered the Fund's more recent performance and that, although the Fund's 3-year performance was in the fourth quartile versus its peer group (or among the worst performers), the Fund's 1-year performance placed the Fund in the 25th percentile (with the 1st percentile being the best performer) of its peer group.

(3)  Cost of Services Provided and Profits Realized by the Adviser and Sub-Adviser.

In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to the Fund, the Board's analysis of the Fund's advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to a peer group. The Board considered the Fund's overall gross expense ratio and net expense ratio, in light of the Adviser's contractual expense limitation agreement, versus its respective peers. The information provided to the Board indicated that while the Fund's overall gross expense ratio was among the highest in its peer group, the Fund's net expense ratio was ranked in the first quartile of its peer group. Management noted that the Adviser did not manage any institutional separate accounts and considered the Fund's sub-advisory fee rates as compared to fees charged by the Sub-Adviser for similarly managed institutional accounts. With respect to institutional accounts, the Board noted that generally, the mix of services provided and the level of responsibility required under the Sub-Advisory Agreement are greater as compared to the Sub-Adviser's obligations for managing the other accounts and that the advisory fees for the other accounts reflect significantly different competitive forces than those in the mutual fund marketplace. The Board considered the Adviser's and Smith Group's profitability. The Board also noted the Adviser's agreement to limit the total expenses of the Fund and that these expense limitations would not be affected by the Transaction. The Board also noted that the Sub-Adviser's fees are paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of the Sub-Adviser.

(4)  The Extent to Which Economies of Scale Will be Realized as the Fund Grows and Whether Fee Levels Reflect Those Economies of Scale.

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund's assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board considered that the Adviser anticipates that the Fund will realize economies of scale as asset levels grow, subject to the Adviser's right to recapture its prior waived fees or reimbursed expenses relating to the Fund. The Trustees also considered the duration of the current fee waiver agreements, noting that the Fund's current fee waiver agreement continues until January 31, 2012.

(5)  Ancillary Benefits and Other Factors.

In addition to the above factors, the Trustees also discussed other benefits received by the Adviser and Smith Group from their management of the Fund, including, without limitation, possible soft dollar benefits and the ability to market their advisory services for similar products in the future. The Trustees also considered the letter agreement entered into between the Adviser and Sub-Adviser which, subject to applicable law and fiduciary duties, could in certain circumstances, allow the Adviser to receive compensation from the Sub-Adviser in the event the Fund is reorganized out of the Trust. The Board considered management's assertion that certain fall-out benefits could ultimately accrue to Scotiabank such as increased product for various distribution channels and the use of Scotiabank's capital markets capabilities. The Board concluded that the advisory fees were reasonable in light of these fall-out benefits.

(6)  Section 15(f) and Rule 15a-4 of the 1940 Act.

At the December 15, 2010 meeting, the Trustees also considered whether the arrangements between the Adviser and the Fund comply with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing of the transaction, at least 75% of the board members of the Trust cannot be "interested persons" (as defined in the 1940 Act) of the investment adviser or predecessor adviser. Second, an "unfair burden" must not be imposed upon the Trust as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden" is defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from the Trust or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report
11

Notes to Financial Statements
(Continued)

securities or other property to, from or on behalf of the Trust (other than bona fide ordinary compensation as principal underwriter for the Trust).

In connection with the first condition of Section 15(f), the Trustees noted that at least 75% of the Trustees are currently not "interested persons" (as defined in the 1940 Act) of the Adviser in compliance with this provision of Section 15(f). With respect to the second condition of Section 15(f), the Adviser has represented that the Transaction will not have an economic impact on the Adviser's ability to provide services to the Fund and no fee increases are contemplated and that, the Transaction will not result in an "unfair burden" (as defined in Section 15(f)) during the two-year period following the closing of the Transaction. The Adviser has represented that neither the Adviser nor any interested person of the Adviser will receive any compensation from the Trust or its shareholders, except as permitted pursuant to Section 15(f).

The Board also considered the requirements of Rule 15a-4. Management represented to the Board that the Transaction complies with all the requirements of Rule 15a-4.

Conclusion

The Board of Trustees, and separately all of the Independent Trustees, concluded that the fees payable under the Interim Agreements and New Agreements were fair and reasonable with respect to the services that the Adviser and Sub-Adviser would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

11.  Subsequent Events

(1) On April 8, 2011, the Fund held a special meeting of shareholders to:

(1) approve a new investment management agreement between DundeeWealth US and the Trust on behalf of the Fund; and

(2) approve a new sub-advisory agreement between DundeeWealth US and Smith on behalf of the Fund.

Shareholders of record of the Fund on February 1, 2011 were entitled to vote on the proposals.

The proposals were approved by shareholders at the special meeting held on April 8, 2011 and the votes recorded during the special meeting are provided below. Percentage information relates to the votes recorded as a percentage of the outstanding shares on the record date.

	Votes For		Votes Against		Abstained
Proposal	Number	Percentage	Number	Percentage	Number	Percentage
(Record date outstanding shares: 5,379,747.4690)
1	2,704,248.7740	50.267%	0	0%	26,282	0.489%
2	2,703,396.7740	50.251%	852	.016%	26,282	0.489%

(2) On May 25, 2011, PricewaterhouseCoopers LLP (PwC) resigned as independent auditor for the Fund as a result of an independence conflict resulting from the Transaction (discussed under Note 4). KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees on May 25, 2011.

    The report of the financial statements audited by PwC for the Fund for the fiscal year ended September 30, 2010 did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal year ended September 30, 2010 and through May 25, 2011 there were no disagreements between the Fund and PwC on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PwC would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of such year.

Management has evaluated the impact on the Funds of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

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12

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Additional Fund Information

March 31, 2011
(Unaudited)

Proxy Voting Information

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or by downloading the Fund's Statement of Additional Information, which contains the policies and procedures as Appendix B, from the Fund's website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30, 2010 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Smith Group Large Cap Core Growth Fund 2011 Semiannual Report

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)                Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the reports to shareholders filed under Item 1 of this form.

(b)               Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(b)                               Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		DundeeWealth Funds

By (Signature and Title)*		/s/ Peter Moran
Peter Moran, President
(principal executive officer)

Date	6/6/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Peter Moran
Peter Moran, President
(principal executive officer)

Date	6/6/11

By (Signature and Title)*		/s/ John Leven
John Leven, Treasurer
(principal financial officer)

Date	6/6/11

* Print the name and title of each signing officer under his or her signature.